UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07923

CNI Charter Funds
(Exact name of registrant as specified in charter)

400 North Roxbury Drive
Beverly Hills, CA 90210
 (Address of principal executive offices) (Zip code)

SEI Investments Distributors
1 Freedom Valley Drive
Oaks, PA 19456
 (Name and address of agent for service)

Registrant’s telephone number, including area code: 1-888-889-0799

Date of fiscal year end: September 30, 2011

Date of reporting period: December 31, 2010

Item 1.	Schedule of Investments

Schedule of Investments
December 31, 2010 (Unaudited)

Prime Money Market Fund

Description	Face Amount (000)	Value (000)

Commercial Paper [32.6%]
Banks [13.0%]
Abbey National North America
0.180%, 01/07/11	$25,000	$24,999
Bank of America
0.190%, 01/03/11	25,000	25,000
Danske (A)
0.280%, 02/03/11	28,850	28,842
ING US Funding
0.210%, 01/06/11	25,000	24,999
Korea Development Bank
0.471%, 02/07/11	25,000	24,988
Skandinaviska Enskilda Banken (A)
0.325%, 01/12/11	25,000	24,997
Wells Fargo
0.050%, 01/03/11	25,000	25,000

Total Banks		178,825

Beauty Products [1.8%]
Procter & Gamble International Funding SCA (A)
0.160%, 01/07/11	25,000	24,999

Computer System Design & Services [1.8%]
Hewlett-Packard (A)
0.160%, 01/06/11	25,000	24,999

Financial Services [8.4%]
American Honda Finance
0.220%, 01/06/11	25,000	24,999
General Electric Capital
0.391%, 07/15/11	20,000	19,958
HSBC Finance
0.220%, 01/06/11	25,000	24,999
Natixis US Finance
0.300%, 01/07/11	25,000	24,999
Toyota Motor Credit
0.070%, 01/05/11	20,000	20,000

Total Financial Services		114,955

Investment Management [1.2%]
AllianceBernstein (A)
0.250%, 01/05/11	16,000	16,000

Machinery [1.8%]
John Deere Credit (A)
0.230%, 01/05/11	25,000	25,000

Sovereign Agency [1.3%]
Banque et Caisse d'Epargne de L'Etat
0.242%, 02/04/11	17,000	16,996

Description	Face Amount (000)	Value (000)

Special Purpose Banks [3.3%]
Dexia Delaware
0.486%, 03/01/11	$25,000	$24,980
0.465%, 01/21/11	20,000	19,995

Total Special Purpose Banks		44,975

Total Commercial Paper
(Cost $446,749)		446,749

Certificates of Deposit [32.5%]
Banco Bilbao Vizcaya Argentaria NY
0.770%, 01/03/11	25,000	25,000
Banco Del Estado De Chile
0.250%, 01/04/11	20,000	20,000
0.550%, 01/31/11	25,000	25,000
Bank of Montreal
0.620%, 07/21/11	20,000	20,027
Bank of Montreal Chicago
0.351%, 10/31/11 (B)	25,000	25,000
Barclays Bank
0.690%, 05/10/11	25,000	25,000
Bayerische Landesbank
0.510%, 01/10/11	25,000	25,000
0.600%, 02/07/11	25,000	25,000
BNP Paribas
0.340%, 03/14/11	25,000	25,000
Commerzbank NY
0.340%, 02/10/11	25,000	25,001
KBC Bank NY
0.430%, 02/08/11	25,000	25,000
Landesbank Baden-Wuerttemberg NY
0.300%, 02/04/11	20,000	20,000
Landesbank Hessen-Thueringen
0.320%, 01/19/11	25,000	25,000
Landesbank Hessen-Thueringen GZ
0.750%, 02/01/11	25,000	25,000
Natixis NY
0.310%, 02/04/11	20,000	20,000
Norinchukin Bank
0.310%, 02/07/11	25,000	25,000
Skandinaviska Enskilda Banken NY
0.390%, 04/07/11	20,000	20,000
Societe Generale NY
0.400%, 04/07/11	25,000	25,000
UniCredit NY
0.430%, 02/01/11	20,000	20,000

Total Certificates of Deposit
(Cost $445,028)		445,028

Asset-Backed Securities [6.2%]
Beethoven Funding (A)
0.500%, 01/10/11	20,000	19,997

CNI CHARTER FUNDS | PAGE 1

Schedule of Investments
December 31, 2010 (Unaudited)

Prime Money Market Fund

Description	Face Amount (000)/ Shares	Value (000)

Gotham Funding (A)
0.250%, 01/03/11	$20,000	$20,000
Grampian Funding (A)
0.280%, 01/07/11	25,000	24,999
MetLife Short Term Funding (A)
0.240%, 01/11/11	20,000	19,999

Total Asset-Backed Securities
(Cost $84,995)		84,995

Corporate Bonds [4.3%]
Banks [1.5%]
Westpac Banking, MTN
0.429%, 04/19/11(A) (B)	20,500	20,505

Financial Services [2.8%]
General Electric Capital
0.378%, 04/28/11(B)	13,845	13,841
Toyota Motor Credit, MTN
0.263%, 01/10/11(B)	25,000	25,000

Total Financial Services		38,841

Total Corporate Bonds
(Cost $59,346)		59,346

U.S. Treasury Obligation [3.7%]
U.S. Treasury Bill 0.070% (C)	50,000	49,999

Total U.S. Treasury Obligation
(Cost $49,999)		49,999

U.S. Government Agency Obligation [1.8%]
FHLB DN
0.090%, 01/07/11(C)	25,000	25,000

Total U.S. Government Agency Obligation
(Cost $25,000)		25,000

Cash Equivalent [0.1%]
Goldman Sachs Financial Square Funds - Government Fund, 0.060%*	1,341,660	1,342

Total Cash Equivalent
(Cost $1,342)		1,342

Repurchase Agreements(D) [18.8%]
Bank of America
0.150%, dated 12/31/10, repurchased on 01/03/11, repurchase price $100,001,250 (collateralized by a FHLB and FNMA obligation, ranging in par value $6,016,000-$95,390,000, 0.000%-4.375%, 08/16/11-07/17/15; with total market value $102,000,040)	100,000	100,000

Description	Face Amount (000)	Value (000)

Barclays
0.150%, dated 12/31/10, repurchased on 01/03/11, repurchase price $7,300,091 (collateralized by a U.S. Treasury Note, par value $22,429,062, 0.000%, 05/15/34; with total market value $7,446,000)	$7,300	$7,300
Deutsche Bank
0.220%, dated 12/31/10, repurchased on 01/03/11, repurchase price $75,001,375 (collateralized by FNMA obligations, par value $2,850,000-$67,245,000, 4.750%-5.125%, 07/15/12-11/19/12; with total market value $76,500,900)	75,000	75,000
Nomura
0.210%, dated 12/31/10, repurchased on 01/03/11, repurchase price $75,001,313 (collateralized by a U.S. Government obligation, par value $76,441,000, 0.000%, 07/23/12; with total market value $76,500,260)	75,000	75,000

Total Repurchase Agreements
(Cost $257,300)		257,300

Total Investments [100.0%]
(Cost $1,369,759)†		$1,369,759

Percentages are based on Net Assets of $1,370,378 ($ Thousands).

†	For Federal tax purposes, Fund's aggregate tax cost is equal to book cost.
*	The rate reported is the 7-day current yield as of December 31, 2010.
(A)
Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions.  On December 31, 2010, the value of these securities amounted to $250,337 (000), representing 18.3% of the net assets of the Fund.

(B)	Floating Rate Security — The rate reported is the rate in effect on December 31, 2010.
(C)	The rate reported is the effective yield at time of purchase.
(D)	Tri-Party Repurchase Agreement.

DN — Discount Note
FHLB — Federal Home Loan Bank
FNMA — Federal National Mortgage Association
MTN — Medium Term Note

CNI CHARTER FUNDS | PAGE 2

Schedule of Investments
December 31, 2010 (Unaudited)

Prime Money Market Fund

The following is a summary of the inputs used as of December 31, 2010 in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Commercial Paper	$—	$446,749	$—	$446,749
Certificates of Deposit	—	445,028	—	445,028
Asset-Backed Securities	—	84,995	—	84,995
Corporate Bonds	—	59,346	—	59,346
U.S. Treasury Obligation	—	49,999	—	49,999
U.S. Government Agency Obligation	—	25,000	—	25,000
Cash Equivalent	1,342	—	—	1,342
Repurchase Agreements	—	257,300	—	257,300
Total Investments in Securities	$1,342	$1,368,417	$—	$1,369,759

For the period ended December 31, 2010, there have been no significant transfers between Level 1 and Level 2 assets and liabilities.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

CNI CHARTER FUNDS | PAGE 3

Schedule of Investments
December 31, 2010 (Unaudited)

Government Money Market Fund

Description	Face Amount (000)	Value (000)

U.S. Government Agency Obligations [77.8%]
FAMC
5.500%, 07/15/11(A)	$15,000	$15,394
FAMC DN
0.130%, 01/04/11(B)	70,000	69,999
FFCB (C)
0.221%, 03/21/11	50,000	50,000
0.185%, 12/14/11	50,000	50,000
FFCB DN (B)
0.230%, 08/08/11	38,140	38,087
0.251%, 09/16/11	25,000	24,955
FHLB
0.750%, 01/18/11	25,000	25,006
0.420%, 02/17/11	25,000	25,000
4.625%, 02/18/11	25,000	25,141
0.430%, 02/22/11	25,000	25,000
0.270%, 05/27/11(C)	25,000	25,000
0.210%, 09/15/11(C)	50,000	49,993
0.231%, 09/26/11(C)	50,000	50,007
0.350%, 11/07/11	50,000	50,000
0.300%, 11/08/11	50,000	50,003
0.260%, 11/23/11	50,000	49,989
0.400%, 12/02/11	25,000	25,000
FHLB DN (B)
0.010%, 01/03/11	200,000	200,000
0.030%, 01/04/11	100,000	100,000
0.099%, 01/05/11	437,350	437,345
0.092%, 01/07/11	150,000	149,998
0.095%, 01/14/11	75,000	74,997
0.220%, 03/30/11	25,000	24,987
0.250%, 07/15/11	50,000	49,932
FHLMC
4.125%, 02/24/11	24,299	24,432
FHLMC DN
0.240%, 01/14/11(B)	52,585	52,581
FNMA
4.500%, 02/15/11	25,000	25,127
1.750%, 03/23/11	25,000	25,082
5.125%, 04/15/11	25,000	25,350
FNMA DN (B)
0.080%, 01/05/11	51,597	51,596
0.240%, 01/12/11	25,278	25,276
0.291%, 03/28/11	50,000	49,965
0.230%, 04/26/11	25,000	24,982
0.210%, 05/16/11	50,000	49,961
0.220%, 07/18/11	50,000	49,939

Total U.S. Government Agency Obligations
(Cost $2,090,124)		2,090,124

U.S. Treasury Obligations (D) [6.5%]
U.S. Treasury Bill 0.078%, 01/06/11	125,000	124,999
U.S. Treasury STRIPS 0.187%, 02/15/11	50,000	49,988

Total U.S. Treasury Obligations
(Cost $174,987)		174,987

Description	Face Amount (000)	Value (000)

Other Government Related Securities [5.8%]
Straight -A Funding (B)
0.260%, 01/24/11	$30,423	$30,418
0.250%, 01/05/11	50,000	49,999
0.250%, 03/01/11	50,000	49,980
0.250%, 03/09/11	25,000	24,988

Total Other Government Related Securities
(Cost $155,385)		155,385

Repurchase Agreements (E) [9.8%]
Bank of America
0.150%, dated 12/31/10, repurchased on 01/03/11, repurchase price $25,000,313 (collateralized by a U.S. Treasury Note, par value $24,873,200, 2.625%, 04/30/16; with total market value $25,500,088)	25,000	25,000
Barclays
0.150%, dated 12/31/10, repurchased on 01/03/11, repurchase price $37,700,471 (collateralized by U.S. Treasury Notes, par value $49,879,030-$58,145,569, 0.000%, 11/15/32-02/15/33; with total market value $38,454,000)	37,700	37,700
Deutsche Bank
0.220%, dated 12/31/10, repurchased on 01/03/11, repurchase price $50,000,917 (collateralized by a FNMA obligation, par value $53,305,000, 3.150%, 10/28/20; with total market value $51,000,758)	50,000	50,000
JPMorgan Chase
0.150%, dated 12/31/10, repurchased on 01/03/11, repurchase price $75,000,938 (collateralized by U.S. Government obligations, ranging in par value $28,000-$8,465,000, 0.000%, 01/15/11-01/15/30; with total market value $76,500,820)	75,000	75,000

CNI CHARTER FUNDS | PAGE 1

Schedule of Investments
December 31, 2010 (Unaudited)

Government Money Market Fund

Description	Face Amount (000)	Value (000)

Nomura
0.210%, dated 12/31/10, repurchased on 01/03/11, repurchase price $75,001,313 (collateralized by a U.S. Government obligation, par value $76,441,000, 0.000%, 07/23/12; with total market value $76,500,260)	$75,000	$75,000

Total Repurchase Agreements
(Cost $262,700)		262,700

Total Investments [99.9%]
(Cost $2,683,196)†		$2,683,196

Percentages are based on Net Assets of $2,685,123 ($ Thousands).

†	For Federal tax purposes, Fund's aggregate tax cost is equal to book cost.
(A)
Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions.  On December 31, 2010, the value of these securities amounted to $15,394 (000), representing 0.6% of the net assets of the Fund.

(B)	Zero coupon security. The rate reported is the effective yield at time of purchase.
(C)	Floating Rate Security — The rate reported is the rate in effect on December 31, 2010.
(D)	The rate reported is the effective yield at time of purchase.
(E)	Tri-Party Repurchase Agreement.

DN — Discount Note
FAMC — Federal Agricultural Mortgage Corporation
FFCB — Federal Farm Credit Bank
FHLB — Federal Home Loan Bank
FHLMC — Federal Home Loan Mortgage Corporation
FNMA — Federal National Mortgage Association
STRIPS — Separate Trading of Registered Interest and Principal Securities

As of December 31, 2010, all of the Fund’s investments are Level 2, in accordance with ASC 820.

For the period ended December 31, 2010, there have been no significant transfers between Level 1 and Level 2 assets and liabilities.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

CNI CHARTER FUNDS | PAGE 2

Schedule of Investments
December 31, 2010 (Unaudited)

California Tax Exempt Money Market Fund

Description	Face Amount (000)	Value (000)

Municipal Bonds [99.3%]
California [94.6%]
Bay Area Toll Authority, RB (A) (C)
0.280%, 02/07/11	$4,000	$4,000
Bay Area Toll Authority, Ser C-1, RB (A) (C)
0.280%, 02/07/11	10,000	10,000
Bay Area Toll Authority, Ser C-1, RB (A) (B) (C)
0.310%, 02/07/11	5,000	5,000
Bay Area Toll Authority, Ser C-3, RB (A) (C)
0.280%, 02/07/11	1,000	1,000
Bay Area Toll Authority, Ser C-4, RB (A) (B) (C)
0.300%, 02/07/11	7,000	7,000
Bay Area Toll Authority, Ser E-3, RB (A) (C)
0.300%, 02/07/11	5,000	5,000
California State, Department of Water Resource & Power, Ser C-7, RB, AGM (A) (B) (C)
0.380%, 02/07/11	9,625	9,625
California State, Department of Water Resource & Power, Ser C-9, RB (A) (C)
0.300%, 02/07/11	6,000	6,000
California State, Educational Facilities Authority, Stanford University Project, Ser L-4, RB (A) (B) (C)
0.280%, 02/07/11	515	515
California State, GO (A) (C)
0.260%, 03/01/11	11,200	11,200
California State, GO (A) (C)
0.350%, 02/07/11	25,400	25,400
California State, GO (A) (C)
0.290%, 02/07/11	9,200	9,200
California State, GO (B) (D)
Pre-Refunded @ 100
5.125%, 03/01/11	550	554
California State, GO (A) (B) (C)
0.260%, 03/01/11	7,700	7,700
California State, GO (A) (B) (C)
0.250%, 03/01/11	4,750	4,750
California State, Health Facilities Financing Authority, Luvile Salter Project, Ser B, RB (A) (C)
0.320%, 02/07/11	11,700	11,700
California State, Health Facilities Financing Authority, Ser B, RB (A) (C)
0.290%, 02/07/11	22,250	22,250

Description	Face Amount (000)	Value (000)

California State, Health Facilities Financing Authority, Ser C, RB (A) (B) (C)
0.300%, 02/07/11	$9,475	$9,475
California State, Health Facilities Financing Authority, Ser C, RB (A) (C)
0.250%, 02/07/11	18,400	18,400
California State, Infrastructure & Economic Development Authority, RB (A) (C)
0.270%, 02/07/11	12,400	12,400
California State, Infrastructure & Economic Development Authority, J Paul Getty Trust Project, Ser B, RB (A) (B) (C)
0.230%, 02/07/11	11,915	11,915
California State, Ser A-2, GO (A) (C)
0.290%, 03/01/11	4,275	4,275
California State, Ser B, GO (B) (D)
Pre-Refunded @ 100
5.000%, 03/01/11	2,500	2,519
California State, Ser B, GO (B) (D)
Pre-Refunded @ 100
3.500%, 03/01/11	600	609
California State, Ser B-4, GO (A) (B) (C)
0.320%, 02/07/11	15,000	15,000
California State, Ser C-1, GO (A) (C)
0.300%, 03/01/11	6,000	6,000
California State, Ser C-11, GO (A) (B) (C)
0.300%, 02/07/11	28,560	28,560
California State, Ser B, Sub-Ser B-3, GO (A) (B) (C)
0.340%, 02/07/11	5,000	5,000
California State, Sub-Ser A-Sub-Ser, GO (A) (B) (C)
0.340%, 03/01/11	5,000	5,000
California State, Sub-Ser A-Sub-Ser, GO (A) (B) (C)
0.310%, 03/01/11	7,000	7,000
California Statewide Communities Development Authority, Ser B, RB (A) (C)
0.290%, 02/07/11	12,800	12,800
California Statewide, Communities Development Authority, Masters College Project, RB (A) (C)
0.350%, 02/07/11	3,000	3,000

CNI CHARTER FUNDS | PAGE 1

Schedule of Investments
December 31, 2010 (Unaudited)

California Tax Exempt Money Market Fund

Description	Face Amount (000)	Value (000)

California Statewide, Communities Development Authority, Ser A, RB (A) (C)
0.290%, 02/07/11	$4,000	$4,000
East Bay, Municipal Utilities District Water Authority, Sub-Ser A-1, RB (A) (C)
0.320%, 06/01/11	10,000	10,000
East Bay, Municipal Utilities District Water Authority, Sub-Ser A-2, RB (A) (C)
0.350%, 06/01/11	8,190	8,190
East Bay, Municipal Utilities District Water Authority, Sub-Ser A-3, RB (A) (C)
0.350%, 06/01/11	14,255	14,255
East Bay, Municipal Utilities District Water Authority, Sub-Ser B, RB, AGM (A) (C)
0.330%, 06/01/11	10,000	10,000
Eastern Municipal Water District, Ser B, COP (A) (C)
0.340%, 03/01/11	10,600	10,600
Elsinore Valley, Municipal Water District, Ser B, COP (A) (C)
0.330%, 03/01/11	15,000	15,000
Glendale, Police Building Project, COP (A) (B) (C)
0.330%, 03/01/11	17,800	17,800
Irvine Ranch, Water District #140-240-105-250, GO (A) (B) (C)
0.250%, 03/01/11	3,500	3,500
Irvine, Improvement Board, Act 1915 Project, District #05-21, Ser A, COP (A) (B) (C)
0.280%, 03/01/11	10,000	10,000
Irvine, Improvement Board, Act 1915 Project, District #97-16, COP (A) (C)
0.280%, 03/01/11	3,500	3,500
Irvine, Improvement Board, Act 1915 Project, District #97-17, SAB (A) (B) (C)
0.280%, 03/01/11	7,150	7,150
Long Beach, TRAN (B)
2.000%, 03/01/11	2,000	2,024
Los Angeles California, Sub-Ser B, RB (A) (C)
0.280%, 03/01/11	5,555	5,555
Los Angeles County, TRAN
2.000%, 03/01/11	8,000	8,045
Los Angeles County, Metropolitan Transportation Authority, RB (A) (B) (C)
0.280%, 02/07/11	6,575	6,575

Description	Face Amount (000)	Value (000)

Los Angeles County, Metropolitan Transportation Authority, Ser A1, RB (A) (C)
0.360%, 02/07/11	$12,665	$12,665
Los Angeles County, Metropolitan Transportation Authority, Ser A1, RB (A) (C)
0.290%, 02/07/11	2,800	2,800
Los Angeles County, Metropolitan Transportation Authority, Ser A2, RB (A) (B) (C)
0.290%, 02/07/11	7,000	7,000
Los Angeles County, Metropolitan Transportation Authority, Ser A3, RB (A) (C)
0.390%, 02/07/11	4,975	4,975
Los Angeles County, Metropolitan Transportation Authority, Ser C4, RB (A) (C)
0.290%, 02/07/11	2,000	2,000
Los Angeles, Department of Water & Power, Sub-Ser B-1, RB (A) (B) (C)
0.300%, 03/01/11	5,350	5,350
Los Angeles, Department of Water & Power, Sub-Ser B-2, RB (A) (C)
0.280%, 03/01/11	21,600	21,600
Los Angeles, Department of Water & Power, Sub-Ser B-2, RB (A) (B) (C)
0.310%, 03/01/11	12,600	12,600
Los Angeles, Department of Water & Power, Sub-Ser B-3, RB (A) (B) (C)
0.270%, 03/01/11	7,600	7,600
Los Angeles, Department of Water & Power, Sub-Ser B-4, RB (A) (C)
0.320%, 03/01/11	4,400	4,400
Los Angeles, Department of Water & Power, Sub-Ser B-5, RB (A) (C)
0.300%, 03/01/11	10,000	10,000
Los Angeles, Unified School District, Administration Building III Project, Ser B, COP (A) (C)
0.340%, 02/07/11	10,060	10,060

CNI CHARTER FUNDS | PAGE 2

Schedule of Investments
December 31, 2010 (Unaudited)

California Tax Exempt Money Market Fund

Description	Face Amount (000)	Value (000)

Los Angeles, Wastewater Systems Authority, Sub-Ser C, RB (A) (C)
0.320%, 03/01/11	$2,900	$2,900
Oakland, TRAN
2.000%, 03/01/11	7,225	7,251
Oakland-Alameda County, Coliseum Authority, Ser C-2, RB (A) (C)
0.300%, 03/01/11	3,700	3,700
Oakland-Alameda County, Coliseum Project, Ser C-1, RB (A) (C)
0.330%, 03/01/11	15,000	15,000
Orange County, Ser A, RB
2.000%, 03/02/11	2,000	2,007
Orange County, Water District Authority, Ser A, COP (A) (B) (C)
0.270%, 03/02/11	10,850	10,850
Pasadena, Public Financing Authority, Rose Bowl Refinancing & Improvement Project, RB (A) (C)
0.350%, 02/07/11	10,025	10,025
Riverside County, Public Facilities Authority, Ser C, COP (A) (C)
0.340%, 02/07/11	9,600	9,600
Sacramento County, Sanitation District Financing Authority, Sub-Ser D, RB (A) (C)
0.280%, 02/07/11	3,000	3,000
Sacramento County, Sanitation District Financing Authority, Sub-Ser E, RB (A) (B) (C)
0.320%, 02/07/11	9,500	9,500
Sacramento, TRAN
2.000%, 06/30/11	3,500	3,525
San Bernardino County, Ser A, TRAN
2.000%, 06/30/11	5,000	5,039
San Diego County, Regional Transportation Commission, Ser B, RB (A) (B) (C)
0.340%, 02/07/11	13,080	13,080
San Diego County, Regional Transportation Commission, Ser C, RB (A) (B) (C)
0.330%, 02/07/11	6,890	6,890
San Francisco City & County, Airports Commission, Ser 37C, RB, FSA (A) (B) (C)
0.420%, 02/07/11	7,000	7,000

Description	Face Amount (000)	Value (000)

San Francisco, Unified School District, TRAN
2.000%, 06/30/11	$3,500	$3,527
San Jose, Redevelopment Agency, Merged Area Redevelopment Project, Ser A, RB (A) (C)
0.290%, 02/07/11	6,850	6,850
Santa Barbara County, TRAN
2.000%, 06/30/11	6,500	6,552
Santa Clara County, Financing Authority, Multiple Facilities Projects, Ser M, RB (A) (C)
0.350%, 02/07/11	10,105	10,105
Santa Clara County, Financing Authority, VMC Facility Replacement Project, Ser B, RB (A) (C)
0.320%, 02/07/11	13,475	13,475
Santa Clara Valley, Transportation Authority, Ser C, RB (A) (C)
0.300%, 02/07/11	12,000	12,000
Santa Clara Valley, Transportation Authority, Ser D, RB (A) (B) (C)
0.320%, 02/07/11	17,300	17,300
Santa Cruz County, TRAN
2.000%, 06/30/11	8,400	8,458
Southern California, Metropolitan Water District Authority, Ser B-3, RB (A) (C)
0.250%, 03/01/11	4,800	4,800
Southern California, Metropolitan Water District Authority, Ser C-1, RB (A) (C)
0.290%, 03/01/11	18,000	18,000
Southern California, Metropolitan Water District Authority, Water Works Authorization Project, Ser B, RB (A) (C)
0.320%, 03/01/11	11,985	11,985
Turlock, Irrigation District, Capital Improvement & Refunding Project, COP (A) (B) (C)
0.270%, 03/01/11	10,475	10,475
Turlock, Irrigation District, Sub-Ser, RB (A) (B)
0.750%, 02/28/11	6,000	6,000

CNI CHARTER FUNDS | PAGE 3

Schedule of Investments
December 31, 2010 (Unaudited)

California Tax Exempt Money Market Fund

Description	Face Amount (000)	Value (000)

Tustin, Improvement Board Act, Reassessment District No. 95-2-A, Ser A, SAB (A) (C)
0.280%, 03/01/11	$6,603	$6,603

Total California		765,588

Connecticut [1.2%]
Connecticut State, Health & Educational Facility Authority, Yale University Project, Ser U2, RB (A) (C)
0.270%, 02/07/11	10,000	10,000

Texas [2.9%]
University of Texas, Ser B, RB (A) (C)
0.240%, 02/07/11	23,430	23,430

Virginia [0.6%]
University of Virginia, Ser A, RB (A) (C)
0.270%, 03/01/11	4,965	4,965

Total Municipal Bonds
(Cost $803,983)		803,983

Total Investments [99.3%]
(Cost $803,983)†		$803,983

Percentages are based on Net Assets of $809,676 ($ Thousands).

†	For Federal tax purposes, Fund's aggregate tax cost is equal to book cost.
(A)	Put and Demand Feature — The date reported is the next reset or put date.
(B)	Securities are held in conjunction with a letter of credit from a major bank or financial institution.
(C)	Floating Rate Security — The rate reported is the rate in effect on December 31, 2010.
(D)	Pre-Refunded Security — The date shown is the pre-refunded date.

AGM — Assured Guarantee Municipal
COP — Certificate of Participation
FSA — Financial Security Assistance
GO — General Obligation
RB — Revenue Bond
SAB — Special Assessment Board
Ser — Series
TRAN — Tax and Revenue Anticipation Note

As of December 31, 2010, all of the Fund’s investments are Level 2, in accordance with ASC 820.

For the period ended December 31, 2010, there have been no significant transfers between Level 1 and Level 2 assets and liabilities.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

CNI CHARTER FUNDS | PAGE 4

Schedule of Investments
December 31, 2010 (Unaudited)

Corporate Bond Fund

Description	Face Amount (000)	Value (000)

Corporate Bonds [87.6%]
Applications Software [1.9%]
Microsoft
4.200%, 06/01/19	$2,000	$2,099

Banks [16.2%]
ANZ National Int'l
3.250%, 04/02/12(A)	2,000	2,058
Bank of America, FDIC Insured, MTN
3.125%, 06/15/12	1,500	1,553
Bank of Scotland
5.000%, 11/21/11(A)	1,000	1,030
Barclays Bank
6.050%, 12/04/17(A)	1,000	1,026
Barclays Bank, MTN
4.500%, 03/10/17(B)	1,950	1,881
JPMorgan Chase
6.000%, 10/01/17	1,890	2,095
JPMorgan Chase, FDIC Insured
2.125%, 12/26/12	2,500	2,569
US Bank, MTN
6.375%, 08/01/11	1,485	1,534
Wachovia Bank
4.800%, 11/01/14	3,240	3,445
Wells Fargo, FDIC Insured
3.000%, 12/09/11	700	717

Total Banks		17,908

Chemicals [1.0%]
Dow Chemical
4.250%, 11/15/20	1,135	1,087

Communication & Media [3.9%]
CBS
8.875%, 05/15/19	1,000	1,258
Comcast Cable Communications Holdings
8.375%, 03/15/13	160	182
News America Holdings
9.250%, 02/01/13	475	548
Time Warner Entertainment
8.375%, 03/15/23	775	973
Walt Disney, MTN
5.700%, 07/15/11	1,395	1,435

Total Communication & Media		4,396

Computer System Design & Services [7.3%]
Cisco Systems
5.500%, 02/22/16	1,250	1,426
Dell
5.875%, 06/15/19	1,865	2,041
5.625%, 04/15/14	1,000	1,104
Hewlett-Packard
6.125%, 03/01/14	1,470	1,665

Description	Face Amount (000)	Value (000)

International Business Machines
7.625%, 10/15/18	$1,450	$1,846

Total Computer System Design & Services		8,082

Diversified Operations [0.5%]
3M, MTN
4.375%, 08/15/13	500	544

Electric Utilities [0.8%]
Exelon
4.900%, 06/15/15	859	916

Electrical Services [1.8%]
Alabama Power
4.850%, 12/15/12	1,380	1,480
American Electric Power
5.250%, 06/01/15	470	516

Total Electrical Services		1,996

Financial Services [18.1%]
Ally Financial, FDIC Insured
2.200%, 12/19/12	4,500	4,628
Boeing Capital
6.500%, 02/15/12	930	987
Caisse Centrale Desjardins du Quebec
2.650%, 09/16/15(A)	3,000	2,950
CME Group
5.400%, 08/01/13	95	105
General Electric Capital, Ser A, MTN
6.000%, 06/15/12	2,100	2,245
General Electric Capital, FDIC Insured, MTN
2.625%, 12/28/12	2,770	2,873
HSBC Finance
5.250%, 04/15/15	1,250	1,332
Irish Life & Permanent Group Holdings
3.600%, 01/14/13(A)	2,000	1,794
Macquarie Group
6.000%, 01/14/20(A)	2,000	2,008
National Rural Utilities, Ser C, MTN
7.250%, 03/01/12	1,000	1,072

Total Financial Services		19,994

Food, Beverage & Tobacco [3.1%]
Anheuser-Busch
7.500%, 03/15/12	665	714
Bottling Group
5.500%, 04/01/16	1,000	1,139
4.625%, 11/15/12	1,435	1,534

Total Food, Beverage & Tobacco		3,387

CNI CHARTER FUNDS | PAGE 1

Schedule of Investments
December 31, 2010 (Unaudited)

Corporate Bond Fund

Description	Face Amount (000)	Value (000)

Foreign Governments [4.1%]
Kingdom of Denmark
2.750%, 11/15/11	$3,000	$3,064
Korea National Oil
2.875%, 11/09/15 (A)	1,000	960
United Mexican States, MTN
5.875%, 01/15/14	450	498

Total Foreign Governments		4,522

Investment Banker/Broker Dealer [13.2%]
Citigroup
5.850%, 08/02/16	980	1,052
5.500%, 02/15/17	250	259
Citigroup Funding, FDIC Insured
2.250%, 12/10/12	2,500	2,571
Credit Suisse
5.500%, 08/15/13	1,250	1,368
Deutsche Bank
7.250%, 10/15/11	500	524
Goldman Sachs Group
5.625%, 01/15/17	1,700	1,798
Jefferies Group
8.500%, 07/15/19	870	995
Merrill Lynch
6.050%, 05/16/16	2,025	2,086
Morgan Stanley, MTN
5.500%, 01/26/20	1,990	2,006
Societe Generale
2.200%, 09/14/13(A)	2,000	1,992

Total Investment Banker/Broker Dealer		14,651

Multi-line Insurance [1.6%]
MetLife
7.717%, 02/15/19	1,430	1,756

Petroleum & Fuel Products [4.1%]
ConocoPhillips Canada Funding I
5.625%, 10/15/16	2,000	2,273
Duke Capital
5.500%, 03/01/14	615	669
Shell International Finance
3.250%, 09/22/15	1,500	1,541

Total Petroleum & Fuel Products		4,483

Real Estate Investment Trusts [1.1%]
Kimco Realty
6.875%, 10/01/19	1,080	1,222

Retail [5.3%]
CVS Caremark
6.125%, 08/15/16	1,000	1,134
Home Depot
5.250%, 12/16/13	1,000	1,098
Kohl's
6.300%, 03/01/11	1,000	1,008

Description	Face Amount (000)	Value (000)

Kroger
5.500%, 02/01/13	$450	$487
Target
6.000%, 01/15/18	1,770	2,049

Total Retail		5,776

Special Purpose Banks [1.8%]
Dexia Credit Local
2.750%, 01/10/14(A)	2,000	2,031

Telephones & Telecommunications [1.8%]
Deutsche Telekom International Finance
5.250%, 07/22/13	475	515
New Cingular Wireless Services
8.125%, 05/01/12	345	377
Verizon Communications
5.550%, 02/15/16	945	1,059

Total Telephones & Telecommunications		1,951

Total Corporate Bonds
(Cost $93,176)		96,801

Municipal Bonds [4.8%]
California [3.9%]
California State, City of Industry, Sales Tax Project, RB, NATL-RE
5.000%, 01/01/12	955	970
Irvine Ranch, Water District Authority, RB (C)
Pre-Refunded @ 100
8.180%, 09/15/11	1,200	1,262
Los Angeles County Metropolitan Transportation Authority, RB
4.280%, 06/01/21	2,000	1,879
State of California, GO
5.700%, 11/01/21	185	178

Total California		4,289

Wisconsin [0.9%]
De Pere, Unified School District, GO, FGIC (C)
Pre-Refunded @ 100
4.500%, 10/01/11	995	1,026

Total Municipal Bonds
(Cost $5,429)		5,315

U.S. Government Mortgage-Backed Obligations [0.7%]
FHLMC REMIC, Ser 2008-R015, Cl AN
3.750%, 02/15/13 (B)	64	64
FHLMC REMIC, Ser 2982, Cl NB
5.500%, 02/15/29	214	218

CNI CHARTER FUNDS | PAGE 2

Schedule of Investments
December 31, 2010 (Unaudited)

Corporate Bond Fund

Description	Face Amount (000)/ Shares	Value (000)

FNMA REMIC, Ser 2002-56, Cl MC
5.500%, 09/25/17	$421	$458
FNMA REMIC, Ser 2006-B1, Cl AB
6.000%, 06/25/16	53	55

Total U.S. Government Mortgage-Backed Obligations
(Cost $756)		795

U.S. Treasury Obligation [0.6%]
U.S. Treasury Inflation Protection Security
2.000%, 01/15/14	500	635

Total U.S. Treasury Obligation
(Cost $600)		635

Cash Equivalent [1.2%]
Goldman Sachs Financial Square Funds - Government Fund, 0.060%*	1,361,591	1,362

Total Cash Equivalent
(Cost $1,362)		1,362

Repurchase Agreement (D) [4.2%]
Barclays
0.150%, dated 12/31/10, repurchased on 01/03/11, repurchase price $4,600,058 (collateralized by a U.S. Treasury Note, par value $6,629,554, 0.000%, 08/15/20; with total market value $4,692,001)	4,600	4,600

Total Repurchase Agreement
(Cost $4,600)		4,600

Total Investments [99.1%]
(Cost $105,923)†		$109,508

Percentages are based on Net Assets of $110,511 ($ Thousands).

†
At December 31, 2010, the tax basis cost of the Fund's investments was $105,923 ($ Thousands), and the unrealized appreciation and depreciation were $4,314 ($ Thousands) and $(729) ($ Thousands), respectively.

*	The rate reported is the 7-day current yield as of December 31, 2010.
(A)
Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions.  On December 31, 2010, the value of these securities amounted to $15,849 (000), representing 14.3% of the net assets of the Fund.

(B)	Floating Rate Security — The rate reported is the rate in effect on December 31, 2010.
(C)	Pre-Refunded Security — The date shown is the pre-refunded date.
(D)	Tri-Party Repurchase Agreement.

Cl — Class
FDIC Insured — Federal Deposit Insurance Corporation
FGIC — Financial Guaranty Insurance Company
FHLMC — Federal Home Loan Mortgage Corporation
FNMA — Federal National Mortgage Association
GO — General Obligation
MTN — Medium Term Note
NATL-RE — National Public Finance Guarantee Corporation
RB — Revenue Bond
REMIC — Real Estate Mortgage Investment Conduit
Ser — Series

The following is a summary of the inputs used as of December 31, 2010 in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$96,801	$—	$96,801
Municipal Bonds	—	5,315	—	5,315
U.S. Government Mortgage-Backed Obligations	—	795	—	795
U.S. Treasury Obligation	—	635	—	635
Cash Equivalent	1,362	—	—	1,362
Repurchase Agreement	—	4,600	—	4,600
Total Investments in Securities	$1,362	$108,146	$—	$109,508

For the period ended December 31, 2010, there have been no significant transfers between Level 1 and Level 2 assets and liabilities.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

CNI CHARTER FUNDS | PAGE 3

Schedule of Investments
December 31, 2010 (Unaudited)

Government Bond Fund

Description	Face Amount (000)	Value (000)

U.S. Government Agency Obligations [66.0%]
FFCB
3.600%, 03/22/17	$5,000	$5,113
FHLB
5.250%, 06/18/14	4,000	4,540
4.805%, 08/20/15	8,548	9,183
4.125%, 03/13/20	5,000	5,215
3.500%, 12/09/16	5,000	5,199
3.250%, 09/12/14	7,000	7,440
1.750%, 12/14/12	2,000	2,040
0.875%, 12/27/13	6,000	5,947
FHLMC, MTN
4.375%, 07/17/15	5,000	5,515
1.000%, 03/23/11(A)	7,000	6,976
FNMA
4.625%, 05/01/13	7,000	7,525
3.100%, 03/22/16	5,000	5,097
3.000%, 07/28/14	9,180	9,306
2.000%, 09/30/15	7,000	6,858
1.625%, 10/26/15	4,000	3,899
1.000%, 09/30/11(A)	7,000	6,899
Israel Government AID Bond
3.851%, 05/15/20(B)	15,528	10,850

Total U.S. Government Agency Obligations
(Cost $106,771)		107,602

U.S. Government Mortgage-Backed Obligations [20.5%]
FHLMC REMIC, Ser 2005-R003, Cl AG
5.125%, 10/15/15	737	745
FHLMC REMIC, Ser 2006-R005, Cl AB
5.500%, 12/15/18	2,843	2,958
FHLMC REMIC, Ser 2006-R006, Cl AK
5.750%, 12/15/18	402	418
FHLMC REMIC, Ser 2006-R007, Cl AC
5.875%, 05/15/16	210	212
FHLMC REMIC, Ser 2007-R010, Cl AB
5.500%, 12/15/19	4,494	4,737
FHLMC REMIC, Ser 2007-R011, Cl AB
5.500%, 12/15/20	6,873	7,271
FHLMC REMIC, Ser 2007-R012, Cl AB
5.500%, 12/15/20	2,776	2,907
FHLMC REMIC, Ser 2007-R013, Cl AB
6.000%, 12/15/21	387	402
FHLMC REMIC, Ser 2007-R014, Cl AL
5.500%, 10/15/14	389	388

Description	Face Amount (000)/ Shares	Value (000)

FHLMC REMIC, Ser 2008-R015, Cl AN
3.750%, 02/15/13(C)	$1,113	$1,118
FNMA ARM
4.459%, 03/01/34(C)	359	377
FNMA REMIC, Ser 2005-25, Cl VH
5.000%, 04/25/16(C)	3,617	3,839
FNMA REMIC, Ser 2006-R009, Cl AJ
5.750%, 12/15/18	7,137	7,468
GNMA
8.000%, 08/15/22	11	13
7.500%, 06/15/24	4	4
7.500%, 05/15/26	5	6
6.000%, 01/15/29	12	13
7.000%, 12/15/16	10	11
7.500%, 04/15/32	30	35
GNMA ARM
1.875%, 04/20/35(C)	463	473
2.000%, 08/20/35(C)	98	99

Total U.S. Government Mortgage-Backed Obligations
(Cost $33,188)		33,494

U.S. Treasury Obligations [9.4%]
U.S. Treasury Note
2.625%, 11/15/20	8,000	7,546
1.375%, 11/30/15	8,000	7,775

Total U.S. Treasury Obligations
(Cost $15,447)		15,321

Cash Equivalent [0.1%]
Goldman Sachs Financial Square Funds - Government Fund, 0.060%*	148,964	149

Total Cash Equivalent
(Cost $149)		149

CNI CHARTER FUNDS | PAGE 1

Schedule of Investments
December 31, 2010 (Unaudited)

Government Bond Fund

Description	Face Amount (000)	Value (000)

Repurchase Agreement(D) [3.7%]
Barclays
0.150%, dated 12/31/10, repurchased on 01/03/11, repurchase price $6,000,075 (collateralized by a U.S. Treasury Note, par value $18,434,846, 0.000%, 05/15/34; with total market value $6,120,000)	$6,000	$6,000

Total Repurchase Agreement
(Cost $6,000)		6,000

Total Investments [99.7%]
(Cost $161,555)†		$162,566

Percentages are based on Net Assets of $163,075 ($ Thousands).

†
At December 31, 2010, the tax basis cost of the Fund's investments was $161,555 ($ Thousands), and the unrealized appreciation and depreciation were $1,691 ($ Thousands) and $(680) ($ Thousands), respectively.

*	The rate reported is the 7-day current yield as of December 31, 2010.
(A)	Step Bond — The rate reported is the rate in effect on December 31, 2010. The coupon on a step bond changes on a specific date.
(B)	Zero coupon security. The rate reported is the effective yield at time of purchase.
(C)	Floating Rate Security — The rate reported is the rate in effect on December 31, 2010.
(D)	Tri-Party Repurchase Agreement.

AID — Agency for International Development
ARM — Adjustable Rate Mortgage
Cl — Class
FFCB — Federal Farm Credit Bank
FHLB — Federal Home Loan Bank
FHLMC — Federal Home Loan Mortgage Corporation
FNMA — Federal National Mortgage Association
GNMA — Government National Mortgage Association
MTN — Medium Term Note
REMIC — Real Estate Mortgage Investment Conduit
Ser — Series

The following is a summary of the inputs used as of December 31, 2010 in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
U.S. Government Agency Obligations	$—	$107,602	$—	$107,602
U.S. Government Mortgage-Backed Obligations	—	33,494	—	33,494
U.S. Treasury Obligations	—	15,321	—	15,321
Cash Equivalent	149	—	—	149
Repurchase Agreement	—	6,000	—	6,000
Total Investments in Securities	$149	$162,417	$—	$162,566

For the period ended December 31, 2010, there have been no significant transfers between Level 1 and Level 2 assets and liabilities.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

CNI CHARTER FUNDS | PAGE 2

Schedule of Investments
December 31, 2010 (Unaudited)

California Tax Exempt Bond Fund

Description	Face Amount (000)	Value (000)

Municipal Bonds [95.7%]
Arizona [1.8%]
Arizona State, School Facilities Board, Ser C, COP, AGM
Callable 09/01/14 @ 100
5.000%, 09/01/15	$750	$812

California [84.2%]
Atwater, Elementary School District, Ser A, GO, NATL-RE FGIC
Callable 08/01/13 @ 100
5.000%, 08/01/22	660	671
Azusa, Redevelopment Agency, Mortgage-Backed Securities Program, Ser A, RB, ETM (D)
6.875%, 10/01/12	200	221
Bay Area, Infrastructure Financing Authority, State Payment Acceleration Project, RB, NATL-RE FGIC
Callable 08/01/14 @ 100
5.000%, 08/01/17	350	362
Burbank, Public Financing Authority, Golden State Redevelopment Project, Ser A, TA, AMBAC (A)
Pre-Refunded @ 100
5.250%, 12/01/13	75	84
California State, Department of Water Resources, Power Supply Project, Ser H, RB, AGM
Callable 05/01/18 @ 100
5.000%, 05/01/21	750	810
California State, Department of Water Resources, Water Systems Project, Ser J-2, RB
7.000%, 12/01/12	500	559
California State, Department of Water Resources, Water Systems Project, Ser Y, RB, NATL-RE FGIC
Callable 06/01/13 @ 100
5.250%, 12/01/19	500	535
California State, Economic Recovery Authority, Ser A, GO, NATL-RE
Callable 07/01/14 @ 100
5.000%, 07/01/15	800	872
California State, Educational Facilities Authority, Stanford University Project, Ser T-4, RB
5.000%, 03/15/14	350	392

Description	Face Amount (000)	Value (000)

California State, GO
Callable 02/01/12 @ 100
5.000%, 02/01/18	$175	$180
California State, GO
5.500%, 04/01/19	500	550
California State, GO
Callable 11/01/20 @ 100
5.000%, 11/01/22	1,000	1,021
California State, Ser A, GO, NATL-RE FGIC
Callable 07/01/11 @ 100
5.000%, 07/01/17	500	508
California State, Ser A-2, RB
3.000%, 06/28/11	1,000	1,007
California State, Ser B, GO (C)
4.000%, 07/01/23	750	788
California State, Infrastructure & Economic Authority, Bay Area Toll Bridges Project, Ser A, RB, AGM (A)
Pre-Refunded @ 100
5.250%, 07/01/13	125	138
California State, Public Works Board Lease, Department of Corrections-Administration Project, Ser A, RB, AMBAC
Callable 03/01/12 @ 100
5.250%, 03/01/18	155	159
California State, Public Works Board Lease, Department of Mental Health Project, Ser A, RB
5.250%, 06/01/13	200	213
California State, Public Works Board, Ser B-1, RB
5.000%, 03/01/19	500	517
Carlsbad, Public Financing Authority, Municipal Golf Course Project, Ser A, RB, AMBAC
4.500%, 09/01/16	350	387
Castaic Lake Water Agency, Ser A, COP, AMBAC
Callable 08/01/16 @ 100
5.000%, 08/01/22	275	286
Castaic Lake, Water Agency, Water Systems Improvement Project, Ser A, COP, NATL-RE
7.000%, 08/01/13	300	341
Clovis, Public Financing Authority, Ser A, TA, NATL-RE
3.250%, 08/01/13	400	397

CNI CHARTER FUNDS | PAGE 1

Schedule of Investments
December 31, 2010 (Unaudited)

California Tax Exempt Bond Fund

Description	Face Amount (000)	Value (000)

Culver City, Redevelopment Finance Authority, TA, AMBAC
5.500%, 11/01/14	$55	$56
Dry Creek, Joint Elementary School District, Ser A, GO, AGM (B)
3.196%, 08/01/11	200	199
El Camino Hospital District, GO, NATL-RE
Callable 02/01/17 @ 100
5.000%, 08/01/20	500	528
Escondido, Union School District, Refunding & Financing Project, COP, NATL-RE
4.750%, 07/01/19	735	805
Fresno, Unified School District, Election 2001 Project, Ser D, GO, NATL-RE (A)
Pre-Refunded @ 102
5.000%, 08/01/13	200	225
Gilroy, Unified School District, GO (B)
3.419%, 04/01/13	500	470
Gilroy, Unified School District, GO, NATL-RE FGIC
Callable 08/01/13 @ 100
5.250%, 08/01/19	800	848
Golden State, Tobacco Settlement, Ser A, RB, AMBAC
Callable 01/20/11 @ 100
5.000%, 06/01/20	500	500
Golden State, Tobacco Settlement, Ser A-1, RB (A)
Pre-Refunded @ 100
6.750%, 06/01/13	920	1,040
Jefferson, Unified High School District, Ser A, GO, NATL-RE FGIC
5.000%, 08/01/14	200	218
Kern, High School District, GO, ETM
7.100%, 08/01/12	290	319
Long Beach, Community College District, Ser A, GO
9.850%, 01/15/13	500	579
Los Angeles County, Metropolitan Transportation Authority, Proposition C, Ser A, RB, NATL-RE
Callable 07/01/14 @ 100
5.000%, 07/01/16	200	222

Description	Face Amount (000)	Value (000)

Los Angeles County, Metropolitan Transportation Authority, Ser B, RB, AGM
Callable 07/01/11 @ 101
5.250%, 07/01/15	$250	$257
Los Angeles County, Public Works Financing Authority, SAB, AGM
5.250%, 10/01/18	750	856
Los Angeles County, Sanitation Districts Financing Authority, Capital Projects (District #14), Sub-Ser B, RB, NATL-RE FGIC
3.750%, 10/01/14	175	184
Los Angeles, Department of Water & Power, Power Systems Project, Ser A Sub-Ser-Ser A-1, RB, NATL-RE
5.000%, 07/01/12	665	705
Los Angeles, Department of Water & Power, Sub-Ser A-2, RB, AGM
Callable 07/01/15 @ 100
5.000%, 07/01/25	1,000	1,039
Los Angeles, Municipal Improvement Authority, Central Library Project, Ser A, RB, NATL-RE
5.250%, 06/01/12	300	318
Los Angeles, Municipal Improvement Authority, Central Library Project, Ser A, RB, NATL-RE
Callable 06/01/12 @ 100
5.500%, 06/01/18	500	524
Los Angeles, Municipal Improvement Authority, Ser E, RB
5.000%, 09/01/15	200	220
Los Angeles, Ser A, GO, AGM
Callable 09/01/12 @ 100
5.000%, 09/01/20	750	787
Los Angeles, Unified School District, COP, AMBAC
5.000%, 10/01/12	750	790
Los Angeles, Unified School District, Ser A-1, GO, NATL-RE
Callable 07/01/14 @ 100
5.000%, 07/01/17	125	135
Los Angeles, Wastewater Systems Authority, Ser A, RB
5.000%, 06/01/14	750	833

CNI CHARTER FUNDS | PAGE 2

Schedule of Investments
December 31, 2010 (Unaudited)

California Tax Exempt Bond Fund

Description	Face Amount (000)	Value (000)

Mount San Antonio, Community College District, GO (B)
3.753%, 05/01/15	$500	$437
North Orange County, Community College District, Ser A, GO, NATL-RE (A)
Pre-Refunded @ 101
5.375%, 08/01/12	525	566
Oakley, Civic Center Project, COP
4.000%, 05/01/12	230	237
Orange County, Public Financing Authority, RB, NATL-RE
5.000%, 07/01/17	1,000	1,125
Orange County, Sanitation District, Ser A, COP
3.000%, 02/01/17	500	511
Oxnard, School District, Election 2006 Project, Ser A, GO, CIFG
6.750%, 08/01/11	300	310
Pinole, Redevelopment Agency, Pinole Vista Redevelopment Project, TA, AGM
Callable 02/04/11 @ 100
5.250%, 08/01/14	100	101
Port of Oakland, Ser B, RB, NATL-RE
Callable 11/01/17 @ 100
5.000%, 11/01/23	500	499
Port of Oakland, Ser C, RB, NATL-RE
5.000%, 11/01/15	450	493
Redwoods, Community College District, 2004 Election Project, Ser A, GO, NATL-RE
Callable 08/01/14 @ 100
5.000%, 08/01/23	420	435
Sacramento, City Financing Authority, EPA Building Project, Ser A, RB, AMBAC
Callable 02/04/11 @ 100
4.750%, 05/01/17	525	525
Sacramento, Municipal Utility District, Ser T, RB, NATL-RE FGIC
Callable 05/15/14 @ 100
5.250%, 05/15/22	805	854
Sacramento, Unified School District, GO, NATL-RE
Callable 07/01/15 @ 100
5.000%, 07/01/18	300	324

Description	Face Amount (000)	Value (000)

San Diego, Public Facilities Financing Authority, Ser B, RB
5.000%, 05/15/14	$750	$828
San Diego, Unified School District, Election 1998 Project, Ser D, GO, FGIC
Callable 07/01/12 @ 100
5.000%, 07/01/27	500	529
San Diego, Unified School District, Election 1998 Project, Ser E, GO, AGM
Callable 07/01/13 @ 101
5.250%, 07/01/16	100	110
San Francisco City & County, Redevelopment Agency, Ser B, TA
5.000%, 08/01/17	540	568
San Francisco City & County, Redevelopment Agency, Ser B, TA, NATL-RE
5.000%, 08/01/15	300	316
San Francisco City & County, Redevelopment Agency, Ser B, TA, NATL-RE FGIC
Callable 08/01/13 @ 100
5.250%, 08/01/18	600	615
San Francisco City & County, Ser B, COP
Callable 04/01/19 @ 100
5.000%, 04/01/22	735	766
San Francisco, Bay Area Transit Financing Authority, Ser A, RB, NATL-RE
Callable 07/01/15 @ 100
5.000%, 07/01/24	550	572
San Jose, Redevelopment Agency, Ser A, TA, NATL-RE
Callable 08/01/15 @ 100
5.000%, 08/01/17	795	832
Santa Margarita, Dana Point Authority, Ser A, RB, AMBAC
Callable 08/01/14 @ 100
5.000%, 08/01/15	165	182
Solano County, COP, NATL-RE (A)
Pre-Refunded @ 100
5.250%, 11/01/12	100	108
Southern California, Metropolitan Water District Authority, Ser A, RB
5.750%, 07/01/21	280	330

CNI CHARTER FUNDS | PAGE 3

Schedule of Investments
December 31, 2010 (Unaudited)

California Tax Exempt Bond Fund

Description	Face Amount (000)	Value (000)

Tamalpais, Unified High School District, GO, NATL-RE (A)
Pre-Refunded @ 101
4.875%, 08/01/17	$100	$104
University of California, Ser A, RB, AMBAC
Callable 05/15/13 @ 100
5.125%, 05/15/15	510	550
University of California, Ser A, RB, NATL-RE
Callable 05/15/12 @ 101
4.750%, 05/15/23	500	506
University of California, Ser B, RB, AGM (A)
Pre-Refunded @ 101
5.000%, 05/15/20	750	831
University of California, Ser E, RB
Callable 05/15/17 @ 101
5.000%, 05/15/21	250	272
University of California, Ser Q, RB, AGM
Callable 09/01/11 @ 101
5.000%, 09/01/22	10	10

Total California		38,101

Illinois [0.7%]
Cook County, Forest Preservation District, GO, AMBAC
Callable 11/15/14 @ 100
5.250%, 11/15/15	300	330

New Jersey [0.8%]
New Jersey State, Turnpike Authority, Ser C, RB, NATL-RE, ETM
6.500%, 01/01/16	315	358

New Mexico [0.9%]
Santa Fe, Educational Facilities Authority, College of Santa Fe Project, RB (A)
Pre-Refunded @ 100
5.750%, 10/01/14	350	403

New York [2.3%]
New York City, Housing Development, Ser F, RB
Callable 05/01/11 @ 100
1.950%, 11/01/12	500	500

Description	Face Amount (000)/ Shares	Value (000)

New York State, Local Assistance Correction Authority, Ser E, RB
6.000%, 04/01/14	$490	$537

Total New York		1,037

South Carolina [1.8%]
Columbia, Tourism Development Fee Pledge Project, COP, AMBAC
Callable 06/01/13 @ 100
5.250%, 06/01/16	350	369
South Carolina, Jobs & Economic Development Authority, Palmetto Health Project, Ser C, RB (A)
Pre-Refunded @ 100
6.875%, 08/01/13	400	456

Total South Carolina		825

Washington [0.8%]
King County, NJB Properties Project, Ser A, RB
5.000%, 12/01/14	325	364

West Virginia [1.2%]
West Virginia State, Economic Development Authority, Correctional Juvenile Project, Ser A, RB, NATL-RE
Callable 06/01/12 @ 101
5.500%, 06/01/17	500	530

Puerto Rico [1.2%]
Puerto Rico, Sales Tax Financing, Sub-Ser A, RB
4.000%, 08/01/16	500	524

Total Municipal Bonds
(Cost $42,692)		43,284

Cash Equivalent [3.1%]
Federated California Municipal Money Market Fund, Cl I, 0.140%*	1,410,315	1,410

Total Cash Equivalent
(Cost $1,410)		1,410

Total Investments [98.8%]
(Cost $44,102)†		$44,694

Percentages are based on Net Assets of $45,256 ($ Thousands).

†
At December 31, 2010, the tax basis cost of the Fund's investments was $44,102 ($ Thousands), and the unrealized appreciation and depreciation were $846 ($ Thousands) and $(254) ($ Thousands), respectively.

*	The rate reported is the 7-day current yield as of December 31, 2010.

CNI CHARTER FUNDS | PAGE 4

Schedule of Investments
December 31, 2010 (Unaudited)

California Tax Exempt Bond Fund

(A)	Pre-Refunded Security — The maturity date shown is the pre-refunded date.
(B)	Zero coupon security. The rate reported is the effective yield at time of purchase.
(C)	Floating Rate Security — The rate reported is the rate in effect on December 31, 2010.
(D)	Securities are collateralized under an agreement from FNMA.

AGM — Assured Guarantee Municipal
AMBAC — American Municipal Bond Assurance Company
CIFG — CDC IXIS Financial Guarantee
Cl — Class
COP — Certificate of Participation
ETM — Escrowed to Maturity
FGIC — Financial Guaranty Insurance Company
FNMA — Federal National Mortgage Association
GO — General Obligation
NATL-RE — National Public Finance Guarantee Corporation
RB — Revenue Bond
SAB — Special Assessment Board
Ser — Series
TA — Tax Allocation

The following is a summary of the inputs used as of December 31, 2010 in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$43,284	$—	$43,284
Cash Equivalent	1,410	—	—	1,410
Total Investments in Securities	$1,410	$43,284	$—	$44,694

For the period ended December 31, 2010, there have been no significant transfers between Level 1 and Level 2 assets and liabilities.

For more information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

CNI CHARTER FUNDS | PAGE 5

Schedule of Investments
December 31, 2010 (Unaudited)

High Yield Bond Fund

Description	Face Amount (000)	Value (000)

Corporate Bonds [97.2%]
Advertising Agencies [1.2%]
MDC Partners
11.000%, 11/01/16(A)	$700	$769

Total Advertising Agencies		769

Aerospace & Defense [2.2%]
Kratos Defense & Security Solutions
10.000%, 06/01/17	500	554
L-3 Communications
5.875%, 01/15/15	200	203
Sequa
13.500%, 12/01/15(A)	101	109
11.750%, 12/01/15(A)	400	428
Wyle Services
10.500%, 04/01/18(A)	150	146

Total Aerospace & Defense		1,440

Airlines [3.1%]
Continental Airlines, Ser 2007-1, Cl C
7.339%, 04/19/14	463	463
DAE Aviation Holdings
11.250%, 08/01/15(A)	150	155
Delta Airlines
12.250%, 03/15/15(A)	350	395
Global Aviation Holdings
14.000%, 08/15/13	500	540
United Airlines
9.875%, 08/01/13(A)	245	264
9.750%, 01/15/17	205	235

Total Airlines		2,052

Auto Rent & Lease [0.6%]
Avis Budget Car Rental
7.750%, 05/15/16	100	102
H&E Equipment Services
8.375%, 07/15/16	100	102
Hertz
10.500%, 01/01/16	150	158

Total Auto Rent & Lease		362

Automotive [0.3%]
UCI Holdco
9.250%, 12/15/13(B)	227	226

Autoparts [1.2%]
Asbury Automotive Group
7.625%, 03/15/17	100	101
Exide Technologies
10.500%, 03/15/13	250	254
Stanadyne
10.000%, 08/15/14	450	456

Total Autoparts		811

Description	Face Amount (000)	Value (000)

Banks [0.9%]
CIT Group
7.000%, 05/01/16	$600	$602

Broadcasting & Cable [3.8%]
Atlantic Broadband Finance
9.375%, 01/15/14	100	102
Barrington Broadcasting Group
10.500%, 08/15/14	100	94
Bonten Media Acquisition
9.000%, 06/01/15(A)	181	97
Bresnan Broadband Holdings
8.000%, 12/15/18(A)	500	515
Cablevision Systems
8.000%, 04/15/20	400	428
CCO Holdings
8.125%, 04/30/20	250	263
CSC Holdings
7.625%, 07/15/18	100	108
DCP
10.750%, 08/15/15(A)	500	494
Fisher Communications
8.625%, 09/15/14	150	152
Local TV Finance
9.250%, 06/15/15(A)	122	111
Newport Television
13.000%, 03/15/17(A)	122	115

Total Broadcasting & Cable		2,479

Building & Construction [0.3%]
Interline Brands
7.000%, 11/15/18(A)	190	193
International Utility Structures
10.750%, 02/01/08(C) (D)	100	1

Total Building & Construction		194

Chemicals [2.2%]
CPG International I
10.500%, 07/01/13	650	663
Ferro
7.875%, 08/15/18	225	237
Nalco
6.625%, 01/15/19(A)	250	256
Polymer Holdings
18.929%, 07/15/14(C) (E) (F)	250	255

Total Chemicals		1,411

Coal Mining [0.7%]
Consol Energy
8.250%, 04/01/20(A)	400	432

Commercial Services [2.8%]
ARAMARK
8.500%, 02/01/15	500	523
Bankrate
11.750%, 07/15/15(A)	450	499
DynCorp International
10.375%, 07/01/17(A)	500	513

CNI CHARTER FUNDS | PAGE 1

Schedule of Investment
December 31, 2010 (Unaudited)

High Yield Bond Fund

Description	Face Amount (000)	Value (000)

Iron Mountain
8.750%, 07/15/18	$150	$157
Tube City IMS
9.750%, 02/01/15	100	103

Total Commercial Services		1,795

Communications Software [0.9%]
Aspect Software
10.625%, 05/15/17(A)	600	616

Computer System Design & Services [1.9%]
Activant Solutions
9.500%, 05/01/16	100	100
Compucom Systems
12.500%, 10/01/15(A)	540	581
Stratus Technologies
12.000%, 03/29/15(A)	675	567

Total Computer System Design & Services		1,248

Consumer Products & Services [5.1%]
American Achievement
10.875%, 04/15/16(A)	450	461
Jarden
7.500%, 05/01/17	75	79
MSX International
12.500%, 04/01/12(A)	100	86
Prestige Brands
8.250%, 04/01/18	250	259
Reynolds Group Issuer
7.125%, 04/15/19(A)	470	478
Scotts Miracle-Gro
6.625%, 12/15/20(A)	350	350
Sealy Mattress
8.250%, 06/15/14	200	204
Spectrum Brands Holdings
9.500%, 06/15/18(A)	700	769
Steinway Musical Instruments
7.000%, 03/01/14(A)	100	101
US Foodservice
10.250%, 06/30/15(A)	500	517
Yankee Acquisition, Ser B
9.750%, 02/15/17	50	52

Total Consumer Products & Services		3,356

Containers & Packaging [1.0%]
Exopack Holding
11.250%, 02/01/14	250	259
Graphic Packaging International
7.875%, 10/01/18	145	152
Intertape Polymer US
8.500%, 08/01/14	100	83
Solo Cup
8.500%, 02/15/14	200	180

Total Containers & Packaging		674

Description	Face Amount (000)	Value (000)

Data Processing/Mgmt [0.7%]
First Data
10.550%, 09/24/15	$471	$446

Distribution/Wholesale [1.7%]
Intcomex
13.250%, 12/15/14(A)	600	642
VWR Funding
10.250%, 07/15/15	423	444

Total Distribution/Wholesale		1,086

Diversified Operations [0.7%]
Amsted Industries
8.125%, 03/15/18(A)	450	478

E-Commerce/Products [1.1%]
GXS Worldwide
9.750%, 06/15/15	750	741

Electric Utilities [1.8%]
AES
8.000%, 10/15/17	100	106
8.000%, 06/01/20	50	53
CMS Energy
8.750%, 06/15/19	50	59
6.875%, 12/15/15	150	164
Mirant North America
7.375%, 12/31/13	150	153
NRG Energy
8.250%, 09/01/20(A)	250	256
7.375%, 02/01/16	100	102
PNM Resources
9.250%, 05/15/15	100	111
RRI Energy
7.625%, 06/15/14	200	205

Total Electric Utilities		1,209

Enterprise Software/Serv [0.6%]
JDA Software Group
8.000%, 12/15/14	375	404

Entertainment & Gaming [11.9%]
Boyd Gaming
6.750%, 04/15/14	500	491
Caesars Entertainment Operating
10.000%, 12/15/18	350	319
CCM Merger
8.000%, 08/01/13(A)	175	170
Choctaw Resort Development Enterprise
7.250%, 11/15/19(A)	175	127
Chukchansi Economic Development Authority
8.000%, 11/15/13(A)	250	166
3.943%, 11/15/12(A) (B)	250	162
Circus & Eldorado Joint Venture/Silver Legacy Capital
10.125%, 03/01/12	150	144

CNI CHARTER FUNDS | PAGE 2

Schedule of Investments
December 31, 2010 (Unaudited)

High Yield Bond Fund

Description	Face Amount (000)	Value (000)

Diamond Resorts
12.000%, 08/15/18(A)	$200	$200
Harrah's Operating
12.750%, 04/15/18(A)	100	101
11.250%, 06/01/17	250	281
Indianapolis Downs & Capital
11.000%, 11/01/12(A) (D)	100	83
Inn of the Mountain Gods Resort & Casino
12.000%, 11/15/10(D)	150	78
Jacobs Entertainment
9.750%, 06/15/14	75	73
Lions Gate Entertainment
10.250%, 11/01/16(A)	400	417
Live Nation Entertainment
8.125%, 05/15/18(A)	325	329
Mashantucket Western Pequot Tribe
8.500%, 11/15/15(A) (D)	170	22
MGM Resorts International
11.375%, 03/01/18	400	434
Mohegan Tribal Gaming Authority
7.125%, 08/15/14	100	63
NAI Entertainment Holdings
8.250%, 12/15/17(A)	500	525
Penn National Gaming
8.750%, 08/15/19	250	276
Regal Entertainment Group
9.125%, 08/15/18	225	240
River Rock Entertainment Authority
9.750%, 11/01/11	800	714
San Pasqual Casino
8.000%, 09/15/13(A)	100	100
Scientific Games
8.125%, 09/15/18(A)	325	327
Seminole Indian Tribe of Florida
7.750%, 10/01/17(A)	360	372
Shingle Springs Tribal Gaming Authority
9.375%, 06/15/15(A)	100	69
Snoqualmie Entertainment Authority
9.125%, 02/01/15(A)	300	285
4.428%, 02/01/14(A) (B)	300	257
Speedway Motorsports
6.750%, 06/01/13	100	101
Tunica-Biloxi Gaming Authority
9.000%, 11/15/15(A)	125	118
Vail Resorts
6.750%, 02/15/14	100	101
Waterford Gaming
8.625%, 09/15/14(A) (C)	68	38

Description	Face Amount (000)	Value (000)

Wynn Las Vegas
7.875%, 05/01/20	$175	$187
7.750%, 08/15/20	400	433

Total Entertainment & Gaming		7,803

Financial Services [1.1%]
Icahn Enterprises
7.750%, 01/15/16	400	400
International Lease Finance
8.625%, 09/15/15(A)	290	312

Total Financial Services		712

Food, Beverage & Tobacco [2.4%]
B&G Foods
7.625%, 01/15/18	200	211
Beverages & More
9.625%, 10/01/14(A)	400	410
Bumble Bee Acquisition
9.000%, 12/15/17(A)	320	333
Darling International
8.500%, 12/15/18(A)	350	365
Le-Nature's
9.000%, 06/15/13(A) (C) (D)	150	23
Vector Group
11.000%, 08/15/15	250	257

Total Food, Beverage & Tobacco		1,599

Gas/Natural Gas [0.2%]
El Paso
7.000%, 06/15/17	150	158

Insurance [4.1%]
CNO Financial Group
9.000%, 01/15/18(A)	500	520
Delphi Financial Group
7.875%, 01/31/20	300	321
Ironshore Holdings US
8.500%, 05/15/20(A)	800	836
National Life Insurance
10.500%, 09/15/39(A)	150	176
Protective Life
8.450%, 10/15/39	225	242
USI Holdings
9.750%, 05/15/15(A)	507	512
4.161%, 11/15/14(A) (B)	125	109

Total Insurance		2,716

Investment Banker/Broker Dealer [1.5%]
E*Trade Financial
7.375%, 09/15/13	250	249
Nuveen Investments
10.500%, 11/15/15	700	716

Total Investment Banker/Broker Dealer		965

Investment Companies [1.3%]
American Capital
8.960%, 12/31/13(A)	293	292

CNI CHARTER FUNDS | PAGE 3

Schedule of Investments
December 31, 2010 (Unaudited)

High Yield Bond Fund

Description	Face Amount (000)	Value (000)

Offshore Group Investments
11.500%, 08/01/15(A)	$500	$542

Total Investment Companies		834

Machinery [1.6%]
Baldor Electric
8.625%, 02/15/17	125	140
Case New Holland
7.875%, 12/01/17(A)	150	164
CPM Holdings
10.625%, 09/01/14(A)	400	428
Thermadyne Holdings
9.000%, 12/15/17(A)	350	361

Total Machinery		1,093

Medical Products & Services [2.8%]
Apria Healthcare Group
12.375%, 11/01/14	200	220
Bio-Rad Laboratories
7.500%, 08/15/13	100	101
BioScrip
10.250%, 10/01/15	600	618
Community Health Systems
8.875%, 07/15/15	150	158
DJO Finance
9.750%, 10/15/17(A)	210	216
HCA
9.250%, 11/15/16	50	53
5.750%, 03/15/14	100	99
Omnicare
7.750%, 06/01/20	350	361

Total Medical Products & Services		1,826

Metals & Mining [1.6%]
Atkore International
9.875%, 01/01/18(A)	500	520
Noranda Aluminum Acquisition
5.193%, 05/15/15(B)	169	153
Novelis
8.375%, 12/15/17(A)	350	362

Total Metals & Mining		1,035

Miscellaneous Business Services [0.8%]
Affinion Group
11.500%, 10/15/15	100	104
Carriage Services
7.875%, 01/15/15	200	201
Lamar Media
6.625%, 08/15/15	100	102
MCBC Holdings
6.830%, 10/15/14(A) (C)	50	25
Stewart Enterprises
6.250%, 02/15/13	100	100

Total Miscellaneous Business Services		532

Miscellaneous Manufacturing [2.8%]
AGY Holding
11.000%, 11/15/14	100	90

Description	Face Amount (000)	Value (000)

Briggs & Stratton
6.875%, 12/15/20	$250	$255
Buffalo Thunder Development Authority
9.375%, 12/15/14(A) (D)	75	22
CEVA Group
11.625%, 10/01/16(A)	250	274
11.500%, 04/01/18(A)	100	108
8.375%, 12/01/17(A)	300	303
Coleman Cable
9.000%, 02/15/18	450	466
Thermon Industries
9.500%, 05/01/17(A)	300	319

Total Miscellaneous Manufacturing		1,837

Multi-line Insurance [0.3%]
Unitrin
6.000%, 05/15/17	195	192

Office Automation and Equip [0.8%]
CDW
8.000%, 12/15/18(A)	500	510

Paper & Related Products [0.3%]
Appleton Papers
11.250%, 12/15/15(A)	62	50
Domtar
7.125%, 08/15/15	38	41
Verso Paper Holdings
9.125%, 08/01/14	100	103

Total Paper & Related Products		194

Petroleum & Fuel Products [4.7%]
Atlas Pipeline Partners
8.125%, 12/15/15	200	206
Bill Barrett
9.875%, 07/15/16	250	274
Clayton Williams Energy
7.750%, 08/01/13	150	151
Continental Resources
7.375%, 10/01/20	500	530
Copano Energy
7.750%, 06/01/18	100	102
Energy Transfer Equity
7.500%, 10/15/20	400	412
Helix Energy Solutions Group
9.500%, 01/15/16(A)	100	103
MarkWest Energy Partners, Ser B
8.500%, 07/15/16	150	158
Newfield Exploration
6.625%, 09/01/14	150	153
Petroplus Finance
7.000%, 05/01/17(A)	150	133
Plains Exploration & Production
7.750%, 06/15/15	150	156
7.625%, 06/01/18	100	105

CNI CHARTER FUNDS | PAGE 4

Schedule of Investments
December 31, 2010 (Unaudited)

High Yield Bond Fund

Description	Face Amount (000)	Value (000)

SandRidge Energy
8.625%, 04/01/15	$250	$256
8.000%, 06/01/18(A)	150	152
Southern Star Central
6.750%, 03/01/16	100	101
Southwestern Energy
7.500%, 02/01/18	100	113

Total Petroleum & Fuel Products		3,105

Photo Equipment and Supplies [0.8%]
Eastman Kodak
9.750%, 03/01/18(A)	100	102
7.250%, 11/15/13	400	393

Total Photo Equipment and Supplies		495

Printing & Publishing [1.1%]
MediMedia USA
11.375%, 11/15/14(A)	50	43
Nielsen Finance
1.290%, 08/01/11(E)	500	525
Sheridan Group
10.250%, 08/15/11	150	148

Total Printing & Publishing		716

Radio [0.5%]
Cleveland Unlimited
13.000%, 12/15/10(A) (B)	250	225
XM Satellite Radio Holdings
13.000%, 08/01/13(A)	100	119

Total Radio		344

Research and Development [2.9%]
Alion Science and Technology
12.000%, 11/01/14	485	501
10.250%, 02/01/15	330	257
Catalent Pharma Solutions
9.500%, 04/15/15	595	600
PharmaNet Development Group
10.875%, 04/15/17(A)	500	520

Total Research and Development		1,878

Retail [5.3%]
ACE Hardware
9.125%, 06/01/16(A)	100	107
Brunswick
11.250%, 11/01/16(A)	245	291
CKE Restaurants
11.375%, 07/15/18	400	443
Claire's Stores
9.625%, 06/01/15	128	126
Dunkin Finance
9.625%, 12/01/18(A)	600	606
Easton-Bell Sports
9.750%, 12/01/16	500	548
Ferrellgas
6.500%, 05/01/21(A)	130	127
Mobile Mini
7.875%, 12/01/20(A)	225	233

Description	Face Amount (000)	Value (000)

Penske Automotive Group
7.750%, 12/15/16	$100	$102
Rare Restaurant Group
9.250%, 05/15/14(A)	100	87
Rite Aid
9.500%, 06/15/17	750	637
Sbarro
10.375%, 02/01/15	50	22
Sonic Automotive
9.000%, 03/15/18	70	74
8.625%, 08/15/13	13	13

Total Retail		3,416

Rubber & Plastic [0.1%]
Cooper Tire & Rubber
8.000%, 12/15/19	100	103

Semi-Conductors [1.3%]
Amkor Technology
9.250%, 06/01/16	100	106
Freescale Semiconductor
9.250%, 04/15/18(A)	500	550
Stoneridge
9.500%, 10/15/17(A)	200	216

Total Semi-Conductors		872

Steel & Steel Works [1.0%]
Ryerson
12.000%, 11/01/15	75	79
Standard Steel
12.000%, 05/01/15(A)	600	562

Total Steel & Steel Works		641

Telephones & Telecommunications [5.6%]
Broadview Networks Holdings
11.375%, 09/01/12	100	98
Buccaneer Merger Sub
9.125%, 01/15/19(A)	450	465
Citizens Communications
7.125%, 03/15/19	150	154
Clearwire Communications
12.000%, 12/01/15(A)	750	809
GeoEye
8.625%, 10/01/16	345	361
Level 3 Financing
10.000%, 02/01/18	250	240
Telcordia Technologies
11.000%, 05/01/18(A)	740	744
Virgin Media Finance
9.125%, 08/15/16	150	160
West
11.000%, 10/15/16	400	434
7.875%, 01/15/19(A)	200	203

Total Telephones & Telecommunications		3,668

CNI CHARTER FUNDS | PAGE 5

Schedule of Investments
December 31, 2010 (Unaudited)

High Yield Bond Fund
Description	Face Amount (000)/ Shares	Value (000)

Transactional Software [0.6%]
Open Solutions
9.750%, 02/01/15(A)	$600	$418

Transportation Services [4.8%]
Navios Maritime Holdings
9.500%, 12/15/14	100	104
Pegasus Solutions
10.500%, 04/15/15(A)	100	41
Quality Distribution
9.875%, 11/01/18(A)	750	745
Sabre Holdings
8.350%, 03/15/16	600	576
Ship Finance International
8.500%, 12/15/13	200	204
Stena
7.000%, 12/01/16	150	147
Susser Holdings
8.500%, 05/15/16	250	268
Travelport
11.875%, 09/01/16	300	295
9.000%, 03/01/16	250	242
United Maritime Group
11.750%, 06/15/15	500	501

Total Transportation Services		3,123

Waste Disposal [0.2%]
WCA Waste
9.250%, 06/15/14	100	104

Total Corporate Bonds
(Cost $61,988)		63,720

Convertible Bond [0.1%]
Food, Beverage & Tobacco [0.1%]
Vector Group
12.921%, 06/15/26(B)	60	70

Total Convertible Bond
(Cost $62)		70

Common Stock [0.0%]
Broadcasting & Cable [0.0%]
Olympus *(C) (F)	8,500	10

Building & Construction [0.0%]
Dayton Superior *(C)	149	—

Total Common Stock
(Cost $9)		10

Warrant [0.0%]
Alion Science & Technology,
Expires 03/15/17 *(C)	280	—

Total Warrant
(Cost $–)		—

Description	Shares	Value (000)

Cash Equivalents [1.0%]
Fidelity Institutional Domestic Money Market Portfolio, Cl I, 0.180%**	337,064	$337
SEI Daily Income Trust, Prime Obligation Fund, Cl A, 0.110%**	337,064	337

Total Cash Equivalents
(Cost $674)		674

Total Investments [98.3%]
(Cost $62,733)†		$64,474

Percentages are based on Net Assets of $65,598 ($ Thousands).

†
At December 31, 2010, the tax basis cost of the Fund's investments was $62,733 ($ Thousands), and the unrealized appreciation and depreciation were $3,159 ($ Thousands) and $(1,418) ($ Thousands), respectively.

*	Non-income producing security.
**	The rate reported is the 7-day current yield as of December 31, 2010.
(A)
Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions.  On December 31, 2010, the value of these securities amounted to $30,954 (000), representing 47.2% of the net assets of the Fund.

(B)	Floating Rate Security — The rate reported is the rate in effect on December 31, 2010.
(C)	Security is considered illiquid.
(D)	In default on interest payments. Rate shown represents the last coupon rate prior to default.
(E)	Step Bond — The rate reported is the rate in effect on December 31, 2010. The coupon on a step bond changes on a specific date.
(F)	Security is fair valued.

Cl — Class
Ser — Series
Amounts designated as "—" are either $0 or have been rounded to $0.

CNI CHARTER FUNDS | PAGE 6

Schedule of Investments
December 31, 2010 (Unaudited)

High Yield Bond Fund

The following is a summary of the inputs used as of December 31, 2010 in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$63,442	$278	$63,720
Convertible Bond	—	70	—	70
Common Stock	—	—	10	10
Cash Equivalents	674	—	—	674
Total Investments in Securities	$674	$63,512	$288	$64,474

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

	Investments in Corporate Bonds ($Thousands)	Investments in Common Stock ($Thousands)
Beginning balance as of October 1, 2010	$278	$10
Accrued discounts/premiums	—	—
Realized gain/(loss)	—	—
Change in unrealized appreciation/(depreciation)	—	—
Net purchases/sales	—	—
Net transfer in and/or out of Level 3	—	—
Ending balance as of December 31, 2010	$278	$10

For the period ended December 31, 2010, there have been no significant transfers between Level 1 and Level 2 assets and liabilities.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

CNI CHARTER FUNDS | PAGE 7

Schedule of Investments
December 31, 2010 (Unaudited)

Large Cap Value Equity Fund

Description	Shares	Value (000)

Common Stock [97.2%]
Aerospace & Defense [1.6%]
General Dynamics	9,000	$639
L-3 Communications Holdings, Cl 3	9,700	684
Lockheed Martin	2,200	154
Northrop Grumman	4,500	291

Total Aerospace & Defense		1,768

Air Freight & Logistics [1.4%]
FedEx	17,100	1,590

Beverages [1.4%]
Coca-Cola	12,700	835
Molson Coors Brewing, Cl B	15,400	773

Total Beverages		1,608

Biotechnology [0.8%]
Gilead Sciences *	26,000	942

Capital Markets [5.2%]
Bank of New York Mellon	40,900	1,235
Goldman Sachs Group	11,200	1,883
Morgan Stanley	35,700	972
State Street	34,800	1,613

Total Capital Markets		5,703

Chemicals [0.4%]
Dow Chemical	13,600	464

Commercial Banks [3.9%]
US Bancorp	49,000	1,321
Wells Fargo	94,960	2,943

Total Commercial Banks		4,264

Commercial Services & Supplies [1.2%]
Iron Mountain	30,500	763
Waste Management	14,000	516

Total Commercial Services & Supplies		1,279

Communications Equipment [1.0%]
Cisco Systems *	54,000	1,092

Consumer Finance [1.0%]
American Express	26,700	1,146

Containers & Packaging [1.8%]
Ball	10,000	681
Sealed Air	52,100	1,326

Total Containers & Packaging		2,007

Diversified Financial Services [5.6%]
Bank of America	160,000	2,135
JPMorgan Chase	83,200	3,529

Description	Shares	Value (000)

Nasdaq OMX Group *	23,000	$545

Total Diversified Financial Services		6,209

Diversified Telecommunication Services [4.2%]
AT&T	76,617	2,251
Verizon Communications	67,500	2,415

Total Diversified Telecommunication Services		4,666

Electric Utilities [4.4%]
Allegheny Energy	20,500	497
American Electric Power	4,500	162
Edison International	32,600	1,258
Entergy	6,800	482
Exelon	30,300	1,262
NextEra Energy	10,200	530
PPL	24,100	634

Total Electric Utilities		4,825

Energy Equipment & Services [3.1%]
Diamond Offshore Drilling	16,800	1,123
National Oilwell Varco	26,200	1,762
Transocean *	8,000	556

Total Energy Equipment & Services		3,441

Food & Staples Retailing [4.7%]
CVS	45,400	1,579
Kroger	30,800	689
Sysco	20,000	588
Wal-Mart Stores	42,600	2,297

Total Food & Staples Retailing		5,153

Food Products [1.2%]
Archer-Daniels-Midland	26,400	794
ConAgra Foods	23,500	531

Total Food Products		1,325

Health Care Equipment & Supplies [1.6%]
Baxter International	12,500	633
Becton Dickinson and	6,900	583
Covidien	12,800	585

Total Health Care Equipment & Supplies		1,801

Health Care Providers & Services [1.9%]
Aetna	34,200	1,044
Cigna	18,500	678
UnitedHealth Group	9,500	343

Total Health Care Providers & Services		2,065

Hotels, Restaurants & Leisure [0.7%]
Darden Restaurants	17,000	789

CNI CHARTER FUNDS | PAGE 1

Schedule of Investments
December 31, 2010 (Unaudited)

Large Cap Value Equity Fund

Description	Shares	Value (000)

Household Products [2.0%]
Procter & Gamble	34,700	$2,232

Industrial Conglomerates [3.2%]
General Electric	160,700	2,939
Tyco International	13,600	564

Total Industrial Conglomerates		3,503

Insurance [9.0%]
ACE	24,600	1,531
Aflac	25,500	1,439
Berkshire Hathaway, Cl B *	32,800	2,628
Chubb	25,000	1,491
Marsh & McLennan	48,500	1,326
Travelers	27,000	1,504

Total Insurance		9,919

IT Services [1.0%]
IBM	7,600	1,115

Leisure Equipment & Products [0.9%]
Mattel	40,400	1,027

Machinery [0.7%]
AGCO *	16,500	836

Media [2.8%]
CBS, Cl B	31,250	595
Comcast, Cl A	86,500	1,901
Time Warner	17,933	577

Total Media		3,073

Metals & Mining [0.6%]
Newmont Mining	10,700	657

Multiline Retail [1.6%]
Target	28,400	1,708

Multi-Utilities [1.4%]
Consolidated Edison	7,000	347
Public Service Enterprise Group	22,100	703
Sempra Energy	10,000	525

Total Multi-Utilities		1,575

Oil, Gas & Consumable Fuels [13.0%]
Apache	14,000	1,669
BP ADR	12,500	552
Chevron	38,240	3,489
ConocoPhillips	41,080	2,798
Exxon Mobil	46,000	3,364
Marathon Oil	30,000	1,111
Occidental Petroleum	13,600	1,334

Total Oil, Gas & Consumable Fuels		14,317

Pharmaceuticals [4.9%]
Abbott Laboratories	21,700	1,040

Description	Shares	Value (000)

Bristol-Myers Squibb	41,000	$1,086
Merck	23,100	832
Pfizer	104,000	1,821
Warner Chilcott, Cl A	28,300	638

Total Pharmaceuticals		5,417

Real Estate Management & Development [1.0%]
Brookfield Asset Management, Cl A	34,200	1,139

Road & Rail [3.4%]
CSX	24,400	1,576
Norfolk Southern	12,600	791
Union Pacific	14,500	1,344

Total Road & Rail		3,711

Semiconductors & Semiconductor Equipment [2.5%]
Intel	63,300	1,331
Texas Instruments	44,900	1,460

Total Semiconductors & Semiconductor Equipment		2,791

Software [1.2%]
Microsoft	46,500	1,298

Specialty Retail [0.9%]
Best Buy	12,200	419
Lowe's	22,500	564

Total Specialty Retail		983

Total Common Stock
(Cost $99,602)		107,438

Cash Equivalents [3.0%]
Fidelity Institutional Domestic Money Market Portfolio, Cl I, 0.170%**	1,758,263	1,758
Goldman Sachs Financial Square Funds - Government Fund, 0.060%**	1,562,672	1,563

Total Cash Equivalents
(Cost $3,321)		3,321

Total Investments [100.2%]
(Cost $102,923)†		$110,759

Percentages are based on Net Assets of $110,501 ($ Thousands).
†
At December 31, 2010, the tax basis cost of the Fund's investments was $102,923 ($ Thousands), and the unrealized appreciation and depreciation were $13,630 ($ Thousands) and $(5,794) ($ Thousands), respectively.

*	Non-income producing security.
**	The rate reported is the 7-day current yield as of December 31, 2010.

CNI CHARTER FUNDS | PAGE 2

Schedule of Investments
December 31, 2010 (Unaudited)

Large Cap Value Equity Fund

ADR — American Depositary Receipt
Cl — Class

As of December 31, 2010, all of the Fund’s investments are Level 1, in accordance with ASC 820.

For the period ended December 31, 2010, there have been no significant transfers between Level 1 and Level 2 assets and liabilities.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

CNI CHARTER FUNDS | PAGE 3

Schedule of Investments
December 31, 2010 (Unaudited)

Large Cap Growth Equity Fund

Description	Shares	Value (000)

Common Stock [97.6%]
Aerospace & Defense [1.0%]
Boeing	8,100	$529

Air Freight & Logistics [1.4%]
FedEx	7,400	688

Beverages [2.3%]
Dr Pepper Snapple Group	15,100	531
Fomento Economico Mexicano ADR	11,400	637

Total Beverages		1,168

Biotechnology [2.4%]
Celgene *	13,000	769
Gilead Sciences *	11,400	413

Total Biotechnology		1,182

Capital Markets [2.2%]
Franklin Resources	4,800	534
T Rowe Price Group	9,100	587

Total Capital Markets		1,121

Chemicals [0.7%]
Air Products & Chemicals	3,700	336

Commercial Services & Supplies [1.3%]
Republic Services, Cl A	21,400	639

Communications Equipment [4.4%]
Cisco Systems *	25,000	506
Juniper Networks *	22,000	812
Qualcomm	18,000	891

Total Communications Equipment		2,209

Computers & Peripherals [7.3%]
Apple *	9,100	2,935
EMC *	31,000	710

Total Computers & Peripherals		3,645

Diversified Financial Services [1.2%]
JPMorgan Chase	13,800	585

Electronic Equipment [1.8%]
Corning	46,900	906

Energy Equipment & Services [3.5%]
National Oilwell Varco	12,000	807
Schlumberger	11,300	944

Total Energy Equipment & Services		1,751

Food & Staples Retailing [2.9%]
CVS	25,300	880
Wal-Mart Stores	10,500	566

Total Food & Staples Retailing		1,446

Description	Shares	Value (000)

Health Care Equipment & Supplies [1.8%]
Baxter International	9,000	$456
Intuitive Surgical *	1,800	464

Total Health Care Equipment & Supplies		920

Health Care Providers & Services [2.0%]
Express Scripts *	9,200	497
UnitedHealth Group	13,400	484

Total Health Care Providers & Services		981

Hotels, Restaurants & Leisure [1.5%]
Starbucks	24,100	774

Household Products [1.4%]
Colgate-Palmolive	8,700	699

Independent Power Producers & Energy Traders [0.8%]
AES *	32,700	398

Insurance [2.1%]
ACE	7,900	492
Prudential Financial	9,500	558

Total Insurance		1,050

Internet & Catalog Retail [2.3%]
Amazon.Com *	3,400	612
priceline.com *	1,400	560

Total Internet & Catalog Retail		1,172

Internet Software & Services [2.0%]
Google, Cl A *	1,700	1,010

IT Services [4.5%]
Cognizant Technology Solutions, Cl A *	6,700	491
IBM	7,700	1,130
Mastercard, Cl A	2,900	650

Total IT Services		2,271

Life Sciences Tools & Services [1.0%]
Life Technologies *	9,300	516

Machinery [6.4%]
Caterpillar	8,100	758
Cummins	8,800	968
Danaher	11,400	538
Illinois Tool Works	17,900	956

Total Machinery		3,220

Media [1.2%]
DIRECTV, Cl A *	14,700	587

Metals & Mining [4.8%]
Allegheny Technologies	11,200	618

CNI CHARTER FUNDS | PAGE 1

Schedule of Investments
December 31, 2010 (Unaudited)

Large Cap Growth Equity Fund

Description	Shares	Value (000)

Freeport-McMoRan Copper & Gold	6,000	$721
Newmont Mining	8,500	522
Worthington Industries	30,100	554

Total Metals & Mining		2,415

Oil, Gas & Consumable Fuels [9.1%]
Chevron	12,600	1,150
ConocoPhillips	8,400	572
Exxon Mobil	21,200	1,550
Murphy Oil	7,800	581
Occidental Petroleum	7,000	687

Total Oil, Gas & Consumable Fuels		4,540

Personal Products [1.2%]
Avon Products	19,600	570

Pharmaceuticals [3.6%]
Abbott Laboratories	11,500	551
Allergan	9,000	618
Mylan *	30,400	642

Total Pharmaceuticals		1,811

Real Estate Investment Trusts [1.5%]
ProLogis	51,000	737

Semiconductors & Semiconductor Equipment [6.2%]
Broadcom, Cl A	13,000	566
Cree *	9,800	646
First Solar *	2,700	352
Intel	20,500	431
Lam Research *	9,700	502
Texas Instruments	18,000	585

Total Semiconductors & Semiconductor Equipment		3,082

Software [7.0%]
Microsoft	73,700	2,057
Oracle	46,865	1,467

Total Software		3,524

Specialty Retail [1.8%]
Autozone *	1,800	491
Best Buy	11,400	391

Total Specialty Retail		882

Textiles, Apparel & Luxury Goods [1.8%]
Coach	8,900	492
Nike, Cl B	5,000	427

Total Textiles, Apparel & Luxury Goods		919

Description	Shares	Value (000)

Wireless Telecommunication Services [1.2%]
MetroPCS Communications *	46,100	$582

Total Common Stock
(Cost $39,705)		48,865

Cash Equivalents [2.5%]
Fidelity Institutional Domestic Money Market Portfolio, Cl I, 0.170%**	627,831	628
Goldman Sachs Financial Square Funds - Government Fund, 0.060%**	620,366	620

Total Cash Equivalents
(Cost $1,248)		1,248

Total Investments [100.1%]
(Cost $40,953)†		$50,113

Percentages are based on Net Assets of $50,077 ($ Thousands).

†
At December 31, 2010, the tax basis cost of the Fund's investments was $40,953 ($ Thousands), and the unrealized appreciation and depreciation were $9,808 ($ Thousands) and $(648) ($ Thousands), respectively.

*	Non-income producing security.
**	The rate reported is the 7-day current yield as of December 31, 2010.

ADR — American Depositary Receipt
Cl — Class

As of December 31, 2010, all of the Fund’s investments are Level 1, in accordance with ASC 820.

For the period ended December 31, 2010, there have been no significant transfers between Level 1 and Level 2 assets and liabilities.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

CNI CHARTER FUNDS | PAGE 2

Schedule of Investments
December 31, 2010 (Unaudited)

RCB Small Cap Value Fund
Description	Shares	Value (000)

Common Stock [99.3%]
Capital Markets [4.4%]
Duff & Phelps, Cl A	35,200	$593
Federated Investors, Cl B	20,700	542

Total Capital Markets		1,135

Chemicals [8.4%]
KMG Chemicals	30,902	512
Nalco Holding	17,500	559
Spartech *	120,000	1,123

Total Chemicals		2,194

Construction Materials [1.8%]
Eagle Materials	17,000	480

Diversified Consumer Services [3.5%]
Coinstar *	16,000	903

Food Products [4.3%]
Ralcorp Holdings *	17,200	1,118

Health Care Equipment & Supplies [3.7%]
Teleflex	17,900	963

Health Care Providers & Services [2.2%]
VCA Antech *	24,700	575

Hotels, Restaurants & Leisure [6.5%]
International Speedway, Cl A	20,500	536
Wendy's/Arby's Group, Cl A	252,939	1,169

Total Hotels, Restaurants & Leisure		1,705

Household Products [5.5%]
Central Garden & Pet, Cl A *	93,800	927
Scotts Miracle-Gro, Cl A	9,600	488

Total Household Products		1,415

Insurance [18.5%]
Alleghany *	3,313	1,015
First American Financial	36,600	547
Hilltop Holdings *	49,200	488
Symetra Financial	80,000	1,096
White Mountains Insurance Group	5,000	1,678

Total Insurance		4,824

Internet & Catalog Retail [4.5%]
HSN *	38,200	1,170

IT Services [5.9%]
CoreLogic	30,800	570
Global Cash Access Holdings *	300,000	957

Total IT Services		1,527

Description	Shares/ Face Amount (000)	Value (000)

Life Sciences Tools & Services [4.3%]
PerkinElmer	43,600	$1,126

Machinery [9.4%]
Altra Holdings *	63,600	1,263
Crane	14,100	579
IDEX	15,400	603

Total Machinery		2,445

Media [5.5%]
Liberty Media - Capital, Ser A *	10,402	651
Washington Post, Cl B	1,800	791

Total Media		1,442

Professional Services [2.5%]
GP Strategies *	62,600	641

Real Estate Investment Trusts [3.9%]
Chimera Investment	245,400	1,009

Software [1.8%]
Fair Isaac	20,800	486

Specialty Retail [2.7%]
Coldwater Creek *	147,200	467
Syms *	30,986	224

Total Specialty Retail		691

Total Common Stock
(Cost $19,732)		25,849

Repurchase Agreement(A) [0.8%]
Morgan Stanley
0.090%, dated 12/31/10, repurchased on 01/03/11, repurchase price $195,669 (collateralized by a U.S. Treasury Note, par value $198,392, 3.625%, 04/15/28; with total market value $199,582)	$196	196

Total Repurchase Agreement
(Cost $196)		196

Total Investments [100.1%]
(Cost $19,928)†		$26,045

Percentages are based on Net Assets of $26,019 ($ Thousands).

†
At December 31, 2010, the tax basis cost of the Fund's investments was $19,928 ($ Thousands), and the unrealized appreciation and depreciation were $7,568 ($ Thousands) and $(1,451) ($ Thousands), respectively.

*	Non-income producing security.
(A)	Tri-Party Repurchase Agreement.

CNI CHARTER FUNDS | PAGE 1

Schedule of Investments
December 31, 2010 (Unaudited)

RCB Small Cap Value Fund

Cl — Class
Ser — Series

The following is a summary of the inputs used as of December 31, 2010 in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$25,849	$—	$—	$25,849
Repurchase Agreement	—	196	—	196
Total Investments in Securities	$25,849	$196	$—	$26,045

For the period ended December 31, 2010, there have been no significant transfers between Level 1 and Level 2 assets and liabilities.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

CNI CHARTER FUNDS | PAGE 2

Schedule of Investments
December 31, 2010 (Unaudited)

Multi-Asset Fund

Description	Shares/ Face Amount (000)	Value (000)

Exchange Traded Funds [46.3%]
Guggenheim Timber Fund	51,900	$1,071
iShares MSCI EAFE Index Fund	13,333	776
iShares S&P 500 Growth Index Fund	36,836	2,418
iShares S&P Global Timber Fund	7,950	358
iShares S&P MidCap 400 Index Fund	31,808	2,885
SPDR Barclays Capital High Yield Bond Fund	26,306	1,044
SPDR S&P 500 Fund	27,414	3,448
Vanguard Emerging Markets	45,956	2,213
Vanguard Small Cap Value	33,115	2,405

Total Exchange Traded Funds
(Cost $14,411)		16,618

Affiliated Registered Investment Companies [12.8%]
CNI Corporate Bond Fund, Institutional Class	203,926	2,176
CNI Government Bond Fund, Institutional Class	109,659	1,152
CNI High Yield Bond Fund, Institutional Class	150,427	1,274

Total Affiliated Registered Investment Companies
(Cost $4,468)		4,602

Registered Investment Companies [20.0%]
Alpine International Real Estate Equity Fund	53,861	1,397
Cohen & Steers International Realty Fund, Inc.	118,332	1,318
Oppenheimer International Bond Fund, Class A	335,543	2,201
PIMCO Emerging Markets Bond Fund	114,752	1,222
PIMCO Emerging Markets Bond Fund, Institutional Class	93,640	1,040

Total Registered Investment Companies
(Cost $6,696)		7,178

Municipal Bond [3.0%]
California [3.0%]
State of California, Ser A-2, RB
3.000%, 06/28/11	$1,075	1,083

Total Municipal Bond
(Cost $1,081)		1,083

Cash Equivalent [2.4%]
Goldman Sachs Financial Square Funds - Government Fund, 0.060%*	875,722	876

Total Cash Equivalent
(Cost $876)		876

Description	Face Amount (000)	Value (000)

Repurchase Agreement(A) [15.3%]
Barclays
0.150%, dated 12/31/10, repurchased on 01/03/11, repurchase price $5,500,069 (collateralized by a U.S. Treasury Note, par value $18,898,609, 0.000%, 05/15/34; with total market value $5,610,000)	$5,500	$5,500

Total Repurchase Agreement
(Cost $5,500)		5,500

Total Investments [99.8%]
(Cost $33,032)†		$35,857

Percentages are based on Net Assets of $35,926 ($ Thousands).

†
At December 31, 2010, the tax basis cost of the Fund's investments was $33,032 ($ Thousands), and the unrealized appreciation and depreciation were $2,873 ($ Thousands) and $(48) ($ Thousands), respectively.

*	The rate reported is the 7-day current yield as of December 31, 2010.
(A)	Tri-Party Repurchase Agreement.

EAFE — Europe Australiasia and the Far East
MSCI — Morgan Stanley Capital International
RB — Revenue Bond
Ser — Series
SPDR — Standard & Poor's Depositary Receipts

The following is a summary of the inputs used as of December 31, 2010 in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$16,618	$—	$—	$16,618
Affiliated Registered Investment Companies	4,602	—	—	4,602
Registered Investment Companies	7,178	—	—	7,178
Municipal Bond	—	1,083	—	1,083
Cash Equivalent	876	—	—	876
Repurchase Agreement	—	5,500	—	5,500
Total Investments in Securities	$29,274	$6,583	$—	$35,857

For the period ended December 31, 2010, there have been no significant transfers between Level 1 and Level 2 assets and liabilities.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

CNI CHARTER FUNDS | PAGE 1

Schedule of Investments
December 31, 2010 (Unaudited)

Limited Maturity Fixed Income Fund

Description	Face Amount (000)	Value (000)

Corporate Bonds [36.6%]
Aerospace & Defense [1.6%]
Boeing
5.000%, 03/15/14	$625	$685

Banks [12.5%]
ANZ National International
6.200%, 07/19/13	625	687
Bank of America
4.875%, 01/15/13	150	156
Bank of New York Mellon, MTN
5.000%, 03/23/12	150	157
Barclays Bank, MTN
4.500%, 03/10/17(A)	600	579
Citibank
1.500%, 07/12/11	300	302
Citigroup
6.375%, 08/12/14	600	663
Goldman Sachs Group
5.125%, 01/15/15	600	645
JPMorgan Chase, MTN
5.600%, 06/01/11	150	153
Morgan Stanley
5.375%, 10/15/15	600	630
UBS
2.250%, 08/12/13	600	605
Wachovia, MTN
5.500%, 05/01/13	625	681
Wells Fargo
5.300%, 08/26/11	150	155

Total Banks		5,413

Computer System Design & Services [3.5%]
Hewlett-Packard
6.125%, 03/01/14	625	708
4.250%, 02/24/12	150	156
2.950%, 08/15/12	120	124
IBM
4.950%, 03/22/11	190	192
4.750%, 11/29/12	165	177
2.100%, 05/06/13	140	143

Total Computer System Design & Services		1,500

Drugs [0.7%]
Abbott Laboratories
5.600%, 05/15/11	145	148
Pfizer
4.450%, 03/15/12	170	177

Total Drugs		325

Financial Services [7.6%]
Boeing Capital
6.500%, 02/15/12	150	159
6.100%, 03/01/11	250	252

Description	Face Amount (000)	Value (000)

Caterpillar Financial Services, MTN
5.750%, 02/15/12	$150	$158
CME Group
5.400%, 08/01/13	625	688
General Electric Capital, MTN
2.000%, 09/28/12	535	547
General Electric Capital, Ser A, MTN
6.000%, 06/15/12	625	668
HSBC Finance
5.500%, 01/19/16	600	652
John Deere Capital, MTN
5.250%, 10/01/12	150	162

Total Financial Services		3,286

Food, Beverage & Tobacco [1.3%]
Campbell Soup
6.750%, 02/15/11	150	151
Coca-Cola
5.750%, 03/15/11	145	147
Coca-Cola Enterprises
3.750%, 03/01/12	170	176
PepsiCo
5.150%, 05/15/12	60	63

Total Food, Beverage & Tobacco		537

Foreign Governments [1.8%]
Province of Ontario Canada
4.100%, 06/16/14	600	648
1.875%, 11/19/12	125	128

Total Foreign Governments		776

Investment Banker/Broker Dealer [6.0%]
Bear Stearns, MTN
6.950%, 08/10/12	625	682
Citigroup Funding
2.250%, 12/10/12	1,000	1,028
Goldman Sachs Group
6.600%, 01/15/12	115	121
Merrill Lynch, MTN
5.000%, 01/15/15	600	625
Morgan Stanley
6.600%, 04/01/12	150	160

Total Investment Banker/Broker Dealer		2,616

Multi-Media [0.4%]
Walt Disney, MTN
5.700%, 07/15/11	150	154

Retail [0.4%]
Wal-Mart Stores
5.000%, 04/05/12	170	179

CNI CHARTER FUNDS | PAGE 1

Schedule of Investments
December 31, 2010 (Unaudited)

Limited Maturity Fixed Income Fund

Description	Face Amount (000)	Value (000)

Telephones & Telecommunications [0.4%]
AT&T
7.300%, 11/15/11	$150	$158

Transport-Rail [0.4%]
Canadian National Railway
6.375%, 10/15/11	175	183

Total Corporate Bonds
(Cost $15,484)		15,812

U.S. Government Mortgage-Backed Obligations [4.8%]
FHLMC, Pool G12806
5.500%, 09/01/22	210	225
FHLMC, Pool G18247
5.000%, 04/01/23	144	152
FHLMC, Pool G18251
5.000%, 05/01/23	226	238
FHLMC, Pool G18321
4.500%, 08/01/24	122	127
FHLMC, Pool J04241
5.500%, 01/01/22	123	132
FHLMC, Pool J04459
5.000%, 03/01/22	102	108
FHLMC, Pool J04508
5.000%, 03/01/22	91	97
FHLMC, Pool J07575
5.000%, 04/01/23	138	146
FNMA, Pool 541946
7.500%, 07/01/30	—	—
FNMA, Pool 837196
5.500%, 02/01/21	282	303
FNMA, Pool 933915
4.500%, 06/01/23	268	281
FNMA, Pool 961783
4.500%, 02/01/23	232	244

Total U.S. Government Mortgage-Backed Obligations
(Cost $1,939)		2,053

U.S. Government Agency Obligations [29.2%]
FHLB
5.750%, 05/15/12	1,000	1,071
5.375%, 08/19/11	1,000	1,031
FHLMC
6.000%, 06/15/11	600	616
4.750%, 03/05/12	1,000	1,050
4.375%, 07/17/15	1,300	1,434
2.125%, 09/21/12	1,000	1,026
1.150%, 09/03/13	1,000	997

Description	Face Amount (000)/ Shares	Value (000)

FNMA
6.125%, 03/15/12	$600	$641
6.000%, 05/15/11	1,000	1,021
5.375%, 11/15/11	1,000	1,043
5.250%, 08/01/12	1,000	1,068
5.000%, 03/15/16	600	678
3.000%, 07/28/14	925	938

Total U.S. Government Agency Obligations
(Cost $12,578)		12,614

U.S. Treasury Obligations [13.8%]
U.S. Treasury Notes
4.250%, 08/15/15	3,000	3,322
4.125%, 08/31/12	575	609
2.375%, 09/30/14	1,000	1,036
1.750%, 11/15/11	1,000	1,013

Total U.S. Treasury Obligations
(Cost $5,846)		5,980

Municipal Bonds [2.8%]
California [2.8%]
State of California, Ser A-2, RB
3.000%, 06/28/11	600	604
University of California, RB (A)
1.988%, 05/15/50	600	596

Total California		1,200

Total Municipal Bonds
(Cost $1,204)		1,200

Asset-Backed Securities [0.9%]
BMW Vehicle Lease Trust, Ser 2009-1, Cl A3
2.910%, 03/15/12	92	93
Mercedes-Benz Auto Receivables Trust, Ser 2009-1, Cl A4
2.430%, 03/15/16	165	170
USAA Auto Owner Trust, Ser 2009-2, Cl A4
2.530%, 07/15/15	135	139

Total Asset-Backed Securities
(Cost $392)		402

Cash Equivalent [1.4%]
AIM STIT-Treasury Portfolio, 0.040%*	598,046	598

Total Cash Equivalent
(Cost $598)		598

CNI CHARTER FUNDS | PAGE 2

Schedule of Investments
December 31, 2010 (Unaudited)

Limited Maturity Fixed Income Fund

Description	Face Amount (000)	Value (000)

Repurchase Agreement(B) [9.7%]
Barclays
0.150%, dated 12/31/10, repurchased on 01/03/11, repurchase price $4,200,053 (collateralized by a U.S. Treasury Note, par value $6,053,071, 0.000%, 08/15/20; with total market value $4,284,000)	$4,200	$4,200

Total Repurchase Agreement
(Cost $4,200)		4,200

Total Investments [99.2%]
(Cost $42,241)†		$42,859

Percentages are based on Net Assets of $43,225 ($ Thousands).

†
At December 31, 2010, the tax basis cost of the Fund's investments was $42,241 ($ Thousands), and the unrealized appreciation and depreciation were $759 ($ Thousands) and $(141) ($ Thousands), respectively.

*	The rate reported is the 7-day current yield as of December 31, 2010.
(A)	Floating Rate Security — The rate reported is the rate in effect on December 31, 2010.
(B)	Tri-Party Repurchase Agreement.

Cl — Class
FHLB — Federal Home Loan Bank
FHLMC — Federal Home Loan Mortgage Corporation
FNMA — Federal National Mortgage Association
MTN — Medium Term Note
RB — Revenue Bond
Ser — Series
Amounts designated as "—" are either $0 or have been rounded to $0.

The following is a summary of the inputs used as of December 31, 2010 in valuing the Fund’s investments carried at value ($ Thousands):
Investments in Securities	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$15,812	$—	$15,812
U.S. Government Mortgage-Backed Obligations	—	2,053	—	2,053
U.S. Government Agency Obligations	—	12,614	—	12,614
U.S. Treasury Obligations	—	5,980	—	5,980
Municipal Bonds	—	1,200	—	1,200
Asset-Backed Securities	—	402	—	402
Cash Equivalent	598	—	—	598
Repurchase Agreement	—	4,200	—	4,200
Total Investments in Securities	$598	$42,261	$—	$42,859

For the period ended December 31, 2010, there have been no significant transfers between Level 1 and Level 2 assets and liabilities.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

CNI CHARTER FUNDS | PAGE 3

Schedule of Investments
December 31, 2010 (Unaudited)

Full Maturity Fixed Income Fund

Description	Face Amount (000)	Value (000)

Corporate Bonds [45.3%]
Agriculture [0.2%]
Bunge NA Finance
5.900%, 04/01/17	$100	$103

Auto/Trk Prts and Equip-Orig [0.2%]
Johnson Controls
5.500%, 01/15/16	100	109

Automotive [0.3%]
Daimler Finance North America
7.300%, 01/15/12	125	133

Banks [10.8%]
ANZ National Int'l
2.375%, 12/21/12(A)	100	101
Bank of America
10.200%, 07/15/15	100	119
Bank of America, MTN
5.650%, 05/01/18	330	337
Bank of Nova Scotia
2.250%, 01/22/13	425	433
Barclays Bank
5.125%, 01/08/20	100	102
BB&T, MTN
3.375%, 09/25/13	380	398
Canadian Imperial Bank of Commerce
2.350%, 12/11/15	415	406
Citigroup
6.375%, 08/12/14	425	470
Deutsche Bank, MTN
3.450%, 03/30/15	100	102
Deutsche Bank Trust
7.250%, 10/15/11	46	48
Dresdner Bank - New York
7.250%, 09/15/15	150	159
European Investment Bank
4.625%, 03/21/12	250	262
JPMorgan Chase
4.650%, 06/01/14	480	512
4.250%, 10/15/20	150	147
KeyCorp, MTN
3.750%, 08/13/15	195	196
Kookmin Bank
7.250%, 05/14/14(A)	100	113
PNC Funding
4.250%, 09/21/15	380	399
3.000%, 05/19/14	125	127
SunTrust Banks
5.250%, 11/05/12	100	105
Wachovia
5.300%, 10/15/11	200	207
Wachovia, MTN
5.500%, 05/01/13	275	299

Description	Face Amount (000)	Value (000)

Wells Fargo
3.625%, 04/15/15	$125	$130

Total Banks		5,172

Cable/Media [1.4%]
Comcast
4.950%, 06/15/16	250	269
TCI Communications
7.875%, 08/01/13	75	86
Time Warner Cable
4.125%, 02/15/21	330	314

Total Cable/Media		669

Chemicals [0.8%]
Dow Chemical
2.500%, 02/15/16	180	173
EI du Pont de Nemours
5.875%, 01/15/14	41	46
PPG Industries
1.900%, 01/15/16	180	171

Total Chemicals		390

Computer System Design & Services [0.9%]
Hewlett-Packard
2.125%, 09/13/15	450	444

Data Processing [0.1%]
Fiserv
6.125%, 11/20/12	55	60

Drugs [0.9%]
Novartis Capital
4.125%, 02/10/14	110	117
Teva Pharmaceutical
5.550%, 02/01/16	75	84
Wyeth
5.500%, 02/15/16	240	272

Total Drugs		473

Energy [2.1%]
Baltimore Gas & Electric
6.125%, 07/01/13	230	254
Carolina Power & Light
5.150%, 04/01/15	80	88
Exelon
5.625%, 06/15/35	75	71
Korea Electric Power
7.750%, 04/01/13	95	106
6.750%, 08/01/27	75	82
PPL Energy Supply, Ser A
5.700%, 10/15/15	75	82
Public Service of Colorado
3.200%, 11/15/20	215	203

CNI CHARTER FUNDS | PAGE 1

Schedule of Investments
December 31, 2010 (Unaudited)

Full Maturity Fixed Income Fund

Description	Face Amount (000)	Value (000)

Trans-Allegheny Interstate Line
4.000%, 01/15/15(A)	$100	$103

Total Energy		989

Financial Services [4.5%]
American Express Credit, MTN
7.300%, 08/20/13	405	456
Bank of New York Mellon, MTN
3.100%, 01/15/15	390	400
Caterpillar Financial Services, MTN
6.200%, 09/30/13	225	253
Eksportfinans
3.000%, 11/17/14	210	217
General Electric Capital
2.250%, 11/09/15	175	168
General Electric Capital, MTN
6.000%, 08/07/19	125	139
General Electric Capital, Ser A, MTN
6.000%, 06/15/12	75	80
HSBC Finance
6.676%, 01/15/21(A)	83	84
National Rural Utilities Cooperative Finance
10.375%, 11/01/18	125	173
UFJ Finance Aruba
6.750%, 07/15/13	125	139

Total Financial Services		2,109

Food, Beverage & Tobacco [2.3%]
Bottling Group
5.125%, 01/15/19	115	125
Cia de Bebidas das Americas
8.750%, 09/15/13	175	202
General Mills
5.650%, 02/15/19	120	134
Kellogg
4.450%, 05/30/16	230	248
Kraft Foods
6.500%, 08/11/17	235	273
PepsiCo
3.125%, 11/01/20	145	136

Total Food, Beverage & Tobacco		1,118

Insurance [2.3%]
Aflac
3.450%, 08/15/15	85	86
Berkshire Hathaway
3.200%, 02/11/15	440	454
Protective Life
4.300%, 06/01/13	100	104
Prudential Financial
5.375%, 06/21/20	180	188
Prudential Financial, MTN
2.750%, 01/14/13	100	102

Description	Face Amount (000)	Value (000)

Travelers
3.900%, 11/01/20	$185	$180

Total Insurance		1,114

Invest Mgmnt/Advis Serv [0.7%]
BlackRock
3.500%, 12/10/14	335	347

Investment Banker/Broker Dealer [3.2%]
Credit Suisse USA
5.250%, 03/02/11	225	227
Goldman Sachs Group
6.600%, 01/15/12	220	233
5.150%, 01/15/14	75	81
Jefferies Group
6.450%, 06/08/27	100	95
Morgan Stanley
5.300%, 03/01/13	485	517
4.750%, 04/01/14	75	77
Morgan Stanley, MTN
6.625%, 04/01/18	100	108
TD Ameritrade Holding
4.150%, 12/01/14	200	207

Total Investment Banker/Broker Dealer		1,545

Machinery-Construction and Mining [0.5%]
Caterpillar
7.900%, 12/15/18	175	225

Machinery-Farm [0.4%]
Deere
4.375%, 10/16/19	170	177

Manufacturing [1.4%]
General Electric
5.000%, 02/01/13	260	278
Honeywell International
3.875%, 02/15/14	100	106
Tyco International Finance
4.125%, 10/15/14	250	265

Total Manufacturing		649

Medical Products [0.2%]
Zimmer Holdings
4.625%, 11/30/19	115	118

Medical-HMO [0.1%]
UnitedHealth Group
4.750%, 02/10/14	40	43

Metals & Mining [0.5%]
Rio Tinto Finance USA
6.500%, 07/15/18	100	117
Vale Overseas
6.875%, 11/21/36	100	110

Total Metals & Mining		227

CNI CHARTER FUNDS | PAGE 2

Schedule of Investments
December 31, 2010 (Unaudited)

Full Maturity Fixed Income Fund

Description	Face Amount (000)	Value (000)

Multi-Media [1.0%]
Time Warner
5.875%, 11/15/16	$290	$328
Viacom
6.250%, 04/30/16	125	142

Total Multi-Media		470

Networking Products [0.5%]
Cisco Systems
5.500%, 01/15/40	100	105
4.950%, 02/15/19	125	136

Total Networking Products		241

Oil, Gas & Consumable Fuels [1.9%]
BP Capital Markets
3.125%, 10/01/15	215	215
ConocoPhillips
5.750%, 02/01/19	405	462
Total Capital
3.125%, 10/02/15	250	256

Total Oil, Gas & Consumable Fuels		933

Oil-Field Services [0.3%]
Weatherford International Bermuda
5.125%, 09/15/20	140	139

Petroleum & Fuel Products [0.7%]
Energy Transfer Partners
6.625%, 10/15/36	75	79
Enterprise Products Operating
3.700%, 06/01/15	125	129
Kinder Morgan Energy Partners
5.300%, 09/15/20	125	130

Total Petroleum & Fuel Products		338

REITS-Health Care [0.6%]
Health Care REIT
4.950%, 01/15/21	275	265

REITS-Office Property [0.6%]
Boston Properties
5.875%, 10/15/19	270	293

Retail [1.5%]
Home Depot
5.400%, 03/01/16	305	342
Lowe's
5.000%, 10/15/15	325	360

Total Retail		702

Retail-Drug Store [0.8%]
CVS Caremark
5.750%, 06/01/17	235	262
Walgreen
5.250%, 01/15/19	100	111

Total Retail-Drug Store		373

Description	Face Amount (000)	Value (000)

Retail-Restaurants [0.2%]
McDonald's, MTN
5.000%, 02/01/19	$90	$98

Telephones & Telecommunications [2.6%]
AT&T
5.600%, 05/15/18	310	346
British Telecommunications
9.625%, 06/15/10(C)	100	133
Deutsche Telekom International Finance
8.750%, 06/15/30	75	101
Deutsche Telekom International Finance BV
6.000%, 07/08/19	50	56
GTE
6.840%, 04/15/18	100	113
New Cingular Wireless Services
8.750%, 03/01/31	75	102
Telecom Italia Capital
7.200%, 07/18/36	75	70
Telefonica Emisiones
6.421%, 06/20/16	75	82
Verizon Pennsylvania
5.650%, 11/15/11	200	208

Total Telephones & Telecommunications		1,211

Transportation Services [0.8%]
FedEx
9.650%, 06/15/12	125	140
United Parcel Service
3.875%, 04/01/14	245	261

Total Transportation Services		401

Total Corporate Bonds
(Cost $20,889)		21,678

U.S. Government Agency Obligations [5.5%]
FHLB
4.500%, 11/15/12	800	857
FHLMC
2.500%, 01/07/14	525	546
FNMA
4.625%, 10/15/13	995	1,092
4.375%, 09/15/12	130	138

Total U.S. Government Agency Obligations
(Cost $2,534)		2,633

U.S. Treasury Obligations [19.0%]
U.S. Treasury Bonds
6.250%, 08/15/23	1,575	1,980
5.250%, 11/15/28	725	831
4.375%, 02/15/38	450	455

CNI CHARTER FUNDS | PAGE 3

Schedule of Investments
December 31, 2010 (Unaudited)

Full Maturity Fixed Income Fund

Description	Face Amount (000)	Value (000)

U.S. Treasury Notes
4.750%, 05/15/14	$780	$871
4.250%, 08/15/13	550	599
4.250%, 11/15/17	135	149
2.625%, 04/30/16	425	435
2.375%, 03/31/16	1,400	1,418
2.375%, 07/31/17	1,270	1,253
1.750%, 07/31/15	1,085	1,081

Total U.S. Treasury Obligations
(Cost $9,034)		9,072

U.S. Government Mortgage-Backed Obligations [18.0%]
FHLMC, Pool 1B2677
3.145%, 01/01/35(B)	15	16
FHLMC, Pool 1B2683
3.142%, 01/01/35(B)	10	10
FHLMC, Pool 1B2692
3.002%, 12/01/34(B)	31	33
FHLMC, Pool A93996
4.500%, 09/01/40	196	201
FHLMC, Pool C03490
4.500%, 08/01/40	553	567
FHLMC, Pool C20300
6.500%, 01/01/29	7	8
FHLMC, Pool E01280
5.000%, 12/01/17	23	25
FHLMC, Pool G04222
5.500%, 04/01/38	149	159
FHLMC, Pool G08003
6.000%, 07/01/34	77	84
FHLMC, Pool G11431
6.000%, 02/01/18	15	16
FHLMC, Pool G11911
5.000%, 02/01/21	166	177
FHLMC, Pool G13767
4.000%, 03/01/25	555	571
FHLMC, Pool G18124
6.000%, 06/01/21	48	52
FHLMC, Ser 2009-3540, Cl CD
2.000%, 06/15/14	210	212
FHLMC, Ser 2730, Cl PD
5.000%, 05/15/21	130	134
FHLMC, Ser 3122, Cl VA
6.000%, 01/15/17	96	101
FHLMC, Ser 3132, Cl MA
5.500%, 12/15/23	41	43
FHLMC Gold, Pool G11880
5.000%, 12/01/20	69	74
FHLMC REMIC, Ser 2804, Cl VC
5.000%, 07/15/21	143	154
FHLMC REMIC, Ser R003, Cl VA
5.500%, 08/15/16	119	128

Description	Face Amount (000)	Value (000)

FHLMC REMIC, Ser R009, Cl AJ
5.750%, 12/15/18	$42	$44
FHLMC REMIC, Ser R010, Cl VA
5.500%, 04/15/17	103	112
FHLMC REMIC, Ser R010, Cl AB
5.500%, 12/15/19	127	134
FNMA
2.875%, 12/11/13	510	536
2.375%, 07/28/15	460	466
FNMA, Pool 252570
6.500%, 07/01/29	17	19
FNMA, Pool 253183
7.500%, 04/01/30	1	2
FNMA, Pool 253398
8.000%, 08/01/30	6	7
FNMA, Pool 254510
5.000%, 11/01/17	30	33
FNMA, Pool 254545
5.000%, 12/01/17	61	66
FNMA, Pool 254685
5.000%, 04/01/18	49	53
FNMA, Pool 254949
5.000%, 11/01/33	53	56
FNMA, Pool 255814
5.500%, 08/01/35	133	143
FNMA, Pool 303168
9.500%, 02/01/25	4	5
FNMA, Pool 725424
5.500%, 04/01/34	103	111
FNMA, Pool 735060
6.000%, 11/01/34	57	62
FNMA, Pool 735228
5.500%, 02/01/35	54	58
FNMA, Pool 735230
5.500%, 02/01/35	126	136
FNMA, Pool 745275
5.000%, 02/01/36	615	649
FNMA, Pool 745418
5.500%, 04/01/36	751	808
FNMA, Pool 827223
2.340%, 04/01/35(B)	109	113
FNMA, Pool 844809
5.000%, 11/01/35	437	462
FNMA, Pool 995865
4.500%, 07/01/24	566	594
FNMA, Pool AD0454
5.000%, 11/01/21	147	157
FNMA, Pool AD8522
4.000%, 08/01/40	183	182
FNMA, Ser 136, Cl PK
6.000%, 08/25/22	18	20
FNMA, Ser 33, Cl LD
4.250%, 09/25/22	82	85

CNI CHARTER FUNDS | PAGE 4

Schedule of Investments
December 31, 2010 (Unaudited)

Full Maturity Fixed Income Fund

Description	Face Amount (000)	Value (000)

FNMA, Ser W6, Cl 1A6
5.500%, 07/25/34	$53	$58
FNMA REMIC, Ser B2, Cl AB
5.500%, 05/25/14	37	37
GNMA, Pool 479168
8.000%, 02/15/30	8	9
GNMA, Pool 780315
9.500%, 12/15/17	9	10
GNMA, Pool G2 4696
4.500%, 05/20/40	388	403
NCUA Guaranteed Notes, Ser 2010-R1, Cl 2A
1.840%, 10/07/20	186	184

Total U.S. Government Mortgage-Backed Obligations
(Cost $8,358)		8,579

Mortgage-Backed Securities [0.7%]
Banc of America Alternative Loan Trust, Ser 2004-2, Cl 5A1
5.500%, 03/25/19	74	75
Chase Mortgage Finance, Ser 2003-S13, Cl A11
5.500%, 11/25/33	62	64
Residential Accredit Loans, Ser 2004-QS5, Cl A5
4.750%, 04/25/34	27	26
Residential Accredit Loans, Ser 2004-QS6, Cl A1
5.000%, 05/25/19	46	47
WaMu Mortgage Pass Through Certificates, Ser 2004-CB2, Cl 5A
5.000%, 07/25/19	123	128

Total Mortgage-Backed Securities
(Cost $331)		340

Commercial Mortgage-Backed Obligations [3.5%]
Bear Stearns Commercial Mortgage Security, Ser 2007-PW16, Cl AM
5.907%, 06/11/40(B)	300	300
Citigroup, Ser 2005-CD1, Cl A4
5.396%, 07/15/44(B)	200	215
Citigroup, Ser 2007-CD4, Cl A2B
5.205%, 12/11/49	150	154
Commercial Mortgage, Ser 2005-C5, Cl A5A
5.116%, 06/10/44(B)	200	214
GMAC Mortgage Corporation Loan Trust, Ser 2004-J4, Cl A2
5.500%, 09/25/34	64	65

Description	Face Amount (000)	Value (000)

JPMorgan Chase, Ser 2006-CB17, Cl ASB
5.415%, 12/12/43	$200	$212
NCUA Guaranteed Notes, Ser 2010-C1, Cl A2, Pool NGN 2010-C1 A2
2.900%, 10/29/20	225	219
Wachovia Bank Commercial Mortgage Trust, Ser 2005-C22
5.443%, 12/15/44(B)	250	268

Total Commercial Mortgage-Backed Obligations
(Cost $1,616)		1,647

Asset-Backed Securities [4.3%]
Bayview Financial Acquisition Trust, Ser 2007-A, Cl 1A2
6.205%, 05/28/37	200	198
Chase Issuance Trust, Ser 2006-A4, Cl A4
0.280%, 10/15/13(B)	325	325
Chase Issuance Trust, Ser 2009-A2, Cl A2
1.810%, 04/15/14(B)	400	407
Citibank Credit Card Issuance Trust, Ser 2009-A2, Cl A2
1.810%, 05/15/14(B)	600	610
Cityscape Home Equity Loan Trust, Ser 1997-C, Cl A4
7.000%, 07/25/28(C)	4	4
Contimortgage Home Equity Loan Trust, Ser 1997-2, Cl A9
7.090%, 04/15/28	1	1
GMAC Mortgage Corporation Loan Trust, Ser 2004-GH1, Cl A6
4.810%, 07/25/35(B)	102	99
Green Tree Financial, Ser 1997-7, Cl A6
6.760%, 07/15/29	69	73
GSAA Home Equity Trust, Ser 2005-1, Cl AF2
4.316%, 11/25/34(B)	25	25
MBNA Credit Card Master Note Trust, Ser 2002-A3, Cl A3
0.500%, 09/15/14(B)	200	200
RAAC, Ser 2004-SP1, Cl AI4
5.285%, 08/25/27(B)	88	88
Residential Asset Mortgage Products, Ser 2002-RS3, Cl AI5
5.572%, 06/25/32(B)	48	37

Total Asset-Backed Securities
(Cost $2,083)		2,067

CNI CHARTER FUNDS | PAGE 5

Schedule of Investments
December 31, 2010 (Unaudited)

Full Maturity Fixed Income Fund
Description	Face Amount (000)/ Shares	Value (000)

Foreign Corporate Bonds [0.4%]
National Bank of Hungary
8.875%, 11/01/13	$75	$83
United Mexican States, MTN
5.125%, 01/15/20	100	104

Total Foreign Corporate Bonds
(Cost $177)		187

Cash Equivalent [3.1%]
AIM STIT-Treasury Portfolio, 0.040%*	1,494,996	1,495

Total Cash Equivalent
(Cost $1,495)		1,495

Total Investments [99.8%]
(Cost $46,517)		$47,698

Percentages are based on Net Assets of $47,809 ($ Thousands).

†
At December 31, 2010, the tax basis cost of the Fund's investments was $46,517 ($ Thousands), and the unrealized appreciation and depreciation were $1,481 ($ Thousands) and $(300) ($ Thousands), respectively.

*	The rate reported is the 7-day current yield as of December 31, 2010.
(A)
Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions.  On December 31, 2010, the value of these securities amounted to $401 (000), representing 0.8% of the net assets of the Fund.

(B)	Floating Rate Security — The rate reported is the rate in effect on December 31, 2010.
(C)	Step Bond — The rate reported is the rate in effect on December 31, 2010.

Cl — Class
FHLB — Federal Home Loan Bank
FHLMC — Federal Home Loan Mortgage Corporation
FNMA — Federal National Mortgage Association
GNMA — Government National Mortgage Association
MTN — Medium Term Note
NA — National Association
NCUA — National Credit Union Association
REIT — Real Estate Investment Trust
REMIC — Real Estate Mortgage Investment Conduit
Ser — Series

The following is a summary of the inputs used as of December 31, 2010 in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$21,678	$—	$21,678
U.S. Government Agency Obligations	—	2,633	—	2,633
U.S. Treasury Obligations	—	9,072	—	9,072
U.S. Government Mortgage-Backed Obligations	—	8,579	—	8,579
Mortgage-Backed Securities	—	340	—	340
Commercial Mortgage-Backed Securities	—	1,647	—	1,647
Asset-Backed Securities	—	2,067	—	2,067
Foreign Corporate Bond	—	187	—	187
Cash Equivalent	1,495	—	—	1,495
Total Investments in Securities	$1,495	$46,203	$—	$47,698

For the period ended December 31, 2010, there have been no significant transfers between Level 1 and Level 2 assets and liabilities.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

CNI CHARTER FUNDS | PAGE 6

Schedule of Investments
December 31, 2010 (Unaudited)

Diversified Equity Fund

Description	Shares	Value (000)

Common Stock [98.0%]
Aerospace & Defense [0.8%]
Precision Castparts	1,670	$233
Raytheon	6,715	311

Total Aerospace & Defense		544

Apparel/Textiles [0.6%]
Coach	6,400	354
Lululemon Athletica *	1,420	97

Total Apparel/Textiles		451

Auto Components [0.2%]
BorgWarner *	2,150	156

Automotive [0.7%]
General Motors *	8,310	306
Honda Motor ADR	4,200	166

Total Automotive		472

Banks [3.7%]
HDFC Bank ADR	750	125
Itau Unibanco Holding ADR	16,330	392
KeyCorp	62,200	550
M&T Bank	3,100	270
US Bancorp	46,000	1,241

Total Banks		2,578

Biotechnology [0.8%]
Alexion Pharmaceuticals *	2,470	199
Biogen Idec *	3,110	209
United Therapeutics *	2,270	143

Total Biotechnology		551

Broadcasting & Cable [3.3%]
Aruba Networks *	6,590	138
Cisco Systems *	45,425	919
F5 Networks *	3,390	441
Qualcomm	16,020	793

Total Broadcasting & Cable		2,291

Business Services [0.4%]
Cognizant Technology Solutions, Cl A *	3,500	256

Chemicals [2.5%]
Celanese, Cl A	6,590	271
CF Industries Holdings	3,500	473
Dow Chemical	25,100	857
Potash Corp of Saskatchewan	1,000	155

Total Chemicals		1,756

Commercial Banks [0.6%]
BB&T	16,800	442

Description	Shares	Value (000)

Communication & Media [0.4%]
Time Warner	9,466	$305

Computer Software [4.2%]
Microsoft	14,571	407
Oracle	64,000	2,003
Symantec *	31,550	528

Total Computer Software		2,938

Computer System Design & Services [6.2%]
Apple *	5,129	1,655
Dell *	27,629	374
Hewlett-Packard	16,850	709
IBM	6,550	961
NetApp *	8,470	466
SanDisk *	4,350	217

Total Computer System Design & Services		4,382

Computers & Peripherals [1.4%]
EMC *	43,650	999

Construction & Engineering [0.7%]
Aecom Technology *	18,550	519

Consumer Products & Services [0.2%]
Mattel	6,200	158

Containers & Packaging [1.2%]
Bemis	15,500	506
Crown Holdings *	9,500	317

Total Containers & Packaging		823

Diversified Manufacturing [3.5%]
3M	9,075	783
Danaher	5,840	276
General Electric	30,300	554
Parker Hannifin	9,500	820

Total Diversified Manufacturing		2,433

Diversified Metals & Mining [1.8%]
Cliffs Natural Resources	3,140	245
Goldcorp	9,430	434
United States Steel	5,730	335
Walter Energy	1,880	240

Total Diversified Metals & Mining		1,254

Drugs [3.0%]
Abbott Laboratories	9,000	431
Allergan	5,230	359
Bristol-Myers Squibb	6,200	164
Mylan *	48,200	1,018
Shire ADR	2,010	146

Total Drugs		2,118

CNI CHARTER FUNDS | PAGE 1

Schedule of Investments
December 31, 2010 (Unaudited)

Diversified Equity Fund

Description	Shares	Value (000)

Electrical Equipment [0.6%]
Baldor Electric	6,700	$422

Electrical Services [0.3%]
AMETEK	4,740	186

Electronic Equipment & Instruments [0.3%]
Agilent Technologies *	4,580	190

Entertainment [2.6%]
Chipotle Mexican Grill, Cl A *	570	121
Las Vegas Sands *	6,480	298
Royal Caribbean Cruises *	6,840	321
Starbucks	11,490	369
Starwood Hotels & Resorts Worldwide	8,140	495
Wendy's, Cl A	49,500	229

Total Entertainment		1,833

Financial Services [2.2%]
Capital One Financial	11,475	489
Charles Schwab	11,460	196
Citigroup *	64,960	307
IntercontinentalExchange *	4,560	543

Total Financial Services		1,535

Food, Beverage & Tobacco [3.7%]
Coca-Cola	8,675	570
ConAgra Foods	25,650	579
Del Monte Foods	21,200	399
General Mills	17,475	622
PepsiCo	6,109	399

Total Food, Beverage & Tobacco		2,569

Gas/Natural Gas [0.2%]
Questar	7,317	127

Healthcare Products & Services [2.2%]
Express Scripts, Cl A *	4,900	265
Illumina *	1,690	107
McKesson	4,962	349
Medtronic	15,825	587
Pharmaceutical Product Development	9,900	269

Total Healthcare Products & Services		1,577

Industrial [0.5%]
Manpower	5,430	341

Insurance [3.3%]
Berkshire Hathaway, Cl B *	5,722	458
Chubb	4,400	262
HCC Insurance Holdings	16,200	469
Loews	4,000	156
Marsh & McLennan	17,150	469

Description	Shares	Value (000)

Unum Group	20,300	$492

Total Insurance		2,306

Investment Banker/Broker Dealer [2.4%]
Invesco	11,750	283
JPMorgan Chase	19,675	834
Morgan Stanley	21,275	579

Total Investment Banker/Broker Dealer		1,696

Machinery [2.0%]
AGCO *	8,500	430
Caterpillar	6,340	594
Cummins	3,715	409

Total Machinery		1,433

Manufacturing [0.8%]
Tyco International	13,850	574

Medical Products & Services [4.8%]
Becton Dickinson	5,775	488
CareFusion *	16,842	433
Covidien	7,650	349
Hospira *	3,310	184
Intuitive Surgical *	510	131
Laboratory Corp of America Holdings *	3,900	343
Patterson	10,500	322
Quest Diagnostics	9,200	497
Stryker	10,925	587

Total Medical Products & Services		3,334

Metals & Mining [1.1%]
Barrick Gold	14,500	771

Office Furniture & Fixtures [1.6%]
Autodesk *	4,970	190
Fortinet *	2,820	91
Salesforce.com *	4,540	599
Synopsys *	10,100	272

Total Office Furniture & Fixtures		1,152

Paper & Related Products [0.8%]
Packaging Corp of America	6,000	155
Sealed Air	16,500	420

Total Paper & Related Products		575

Petroleum & Fuel Products [13.1%]
Anadarko Petroleum	21,380	1,628
ChevronTexaco	5,200	475
Cimarex Energy	4,290	380
Concho Resources *	4,680	410
ConocoPhillips	3,800	259
Devon Energy	7,560	594
Exterran Holdings *	20,300	486
National Oilwell Varco	3,250	219
Newfield Exploration *	6,800	490

CNI CHARTER FUNDS | PAGE 2

Schedule of Investments
December 31, 2010 (Unaudited)

Diversified Equity Fund

Description	Shares	Value (000)

Noble	9,400	$336
Patterson-UTI Energy	14,900	321
Royal Dutch Shell, Cl B ADR	14,925	995
Schlumberger	10,120	845
Southwestern Energy *	9,000	337
Spectra Energy	9,700	242
Unit *	7,300	339
Williams	33,825	836

Total Petroleum & Fuel Products		9,192

Railroads [0.4%]
CSX	4,760	307

Real Estate Investment Trust [0.2%]
Simon Property Group	1,820	181

Real Estate Management & Development [1.4%]
Brookfield Asset Management, Cl A	20,900	696
CB Richard Ellis Group, Cl A *	13,850	284

Total Real Estate Management & Development		980

Retail [4.9%]
Advance Auto Parts	8,000	529
Cia Brasileira de Distribuicao Grupo Pao de Acucar ADR	3,170	133
Guess ?	5,620	266
Kohl's *	10,900	592
Staples	24,550	559
Walgreen	10,400	405
Wal-Mart Stores	15,650	844
Whole Foods Market	2,500	127

Total Retail		3,455

Semi-Conductors [3.4%]
Altera	10,130	360
Applied Materials	21,900	308
ASML Holding, Cl G	10,490	402
Broadcom, Cl A	12,680	552
Cree *	1,570	104
Lam Research *	4,630	240
Netlogic Microsystems *	7,620	239
Varian Semiconductor Equipment Associates *	5,320	197

Total Semi-Conductors		2,402

Telephones & Telecommunications [2.1%]
America Movil, Ser L ADR	2,610	150
AT&T	20,200	594
Verizon Communications	21,000	751

Total Telephones & Telecommunications		1,495

Description	Shares	Value (000)

Trading Companies & Distributors [0.6%]
Fastenal	6,800	$407

Transportation Services [1.9%]
FedEx	14,555	1,354

Web Portals/ISP [3.2%]
Amazon.com *	2,600	468
Baidu.com ADR *	2,210	213
Google, Cl A *	2,180	1,295
Juniper Networks *	6,630	245

Total Web Portals/ISP		2,221

Wholesale [1.2%]
Archer-Daniels-Midland	14,190	427
Mead Johnson Nutrition, Cl A	6,780	422

Total Wholesale		849

Total Common Stock
(Cost $59,263)		68,890

Cash Equivalent [1.9%]
AIM STIT-Treasury Portfolio, 0.040%**	1,307,281	1,307

Total Cash Equivalent
(Cost $1,307)		1,307

Total Investments [99.9%]
(Cost $60,570)†		$70,197

Percentages are based on Net Assets of $70,265 ($ Thousands).

†
At December 31, 2010, the tax basis cost of the Fund's investments was $60,570 ($ Thousands), and the unrealized appreciation and depreciation were $11,083 ($ Thousands) and $(1,456) ($ Thousands), respectively.

*	Non-income producing security.
**	The rate reported is the 7-day current yield as of December 31, 2010.

ADR — American Depositary Receipt
Cl — Class
Ser — Series

As of December 31, 2010, all of the Fund’s investments are Level 1, in accordance with ASC 820.

For the period ended December 31, 2010, there have been no significant transfers between Level 1 and Level 2 assets and liabilities.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

CNI CHARTER FUNDS | PAGE 3

Schedule of Investments
December 31, 2010 (Unaudited)

Socially Responsible Equity Fund

Description	Shares	Value (000)

Common Stock [94.1%]
Automotive [1.0%]
Honda Motor ADR	17,000	$671

Banks [7.3%]
Cullen	22,500	1,375
M&T Bank	7,000	609
Toronto-Dominion Bank	9,000	669
UMB Financial	17,500	725
US Bancorp	63,000	1,699

Total Banks		5,077

Business Services [1.8%]
Automatic Data Processing	27,000	1,250

Chemicals [2.5%]
EI du Pont de Nemours	35,000	1,746

Communication & Media [3.4%]
Thomson Reuters	34,000	1,267
Time Warner	33,000	1,062

Total Communication & Media		2,329

Computer Software [2.4%]
Microsoft	60,000	1,675

Computer System Design & Services [0.9%]
Dell *	46,000	623

Consumer Products & Services [1.6%]
Clorox	18,000	1,139

Distributors [1.8%]
Genuine Parts	25,000	1,284

Drugs [4.9%]
Abbott Laboratories	36,000	1,725
Bristol-Myers Squibb	65,000	1,721

Total Drugs		3,446

Electrical Equipment [3.0%]
Emerson Electric	37,000	2,115

Financial Services [1.8%]
NYSE Euronext	42,500	1,274

Healthcare Products & Services [6.3%]
Cardinal Health	47,000	1,801
McKesson	19,000	1,337
Pharmaceutical Product Development	45,000	1,221

Total Healthcare Products & Services		4,359

Insurance [9.5%]
Berkshire Hathaway, Cl B *	25,500	2,043
Chubb	34,000	2,028

Description	Shares	Value (000)

Loews	48,000	$1,868
Mercury General	16,000	688

Total Insurance		6,627

Machinery [1.5%]
AGCO *	20,000	1,013

Manufacturing [2.0%]
Tyco International	33,375	1,383

Medical Products & Services [6.2%]
Laboratory Corp of America Holdings *	14,000	1,231
Patterson	60,000	1,838
Quest Diagnostics	22,500	1,214

Total Medical Products & Services		4,283

Paper & Related Products [4.2%]
Packaging Corp of America	53,500	1,383
Sealed Air	60,000	1,527

Total Paper & Related Products		2,910

Petroleum & Fuel Products [16.2%]
ConocoPhillips	34,000	2,316
Encana	65,000	1,893
Exterran Holdings *	72,500	1,736
Patterson-UTI Energy	33,000	711
Southwestern Energy *	26,000	973
Spectra Energy	83,000	2,074
Unit *	33,500	1,557

Total Petroleum & Fuel Products		11,260

Real Estate Management & Development [3.7%]
Brookfield Asset Management, Cl A	77,000	2,563

Retail [2.8%]
Walgreen	49,000	1,909

Semi-Conductors [4.5%]
Analog Devices	53,000	1,996
Intel	55,000	1,157

Total Semi-Conductors		3,153

Steel & Steel Works [2.0%]
Nucor	32,500	1,424

Waste Management Services [2.8%]
Waste Management	53,500	1,973

Total Common Stock
(Cost $56,155)		65,486

CNI CHARTER FUNDS | PAGE 1

Schedule of Investments
December 31, 2010 (Unaudited)

Socially Responsible Equity Fund

Description	Shares	Value (000)

Cash Equivalent [7.2%]
AIM STIT-Government TaxAdvantage Portfolio, 0.050%**	5,029,299	$5,029

Total Cash Equivalent
(Cost $5,029)		5,029

Total Investments [101.3%]
(Cost $61,184)†		$70,515

Percentages are based on Net Assets of $69,590 ($ Thousands).

†
At December 31, 2010, the tax basis cost of the Fund's investments was $61,184 ($ Thousands), and the unrealized appreciation and depreciation were $10,845 ($ Thousands) and $(1,514)
($ Thousands), respectively.

*	Non-income producing security.
**	The rate reported is the 7-day current yield as of December 31, 2010.

ADR — American Depositary Receipt
Cl — Class

As of December 31, 2010, all of the Fund’s investments are Level 1, in accordance with ASC 820.

For the period ended December 31, 2010, there have been no significant transfers between Level 1 and Level 2 assets and liabilities.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements..

CNI CHARTER FUNDS | PAGE 2

Item 2.	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a)  A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	CNI Charter Funds

By (Signature and Title)	/s/ Rich Gershen
Rich Gershen, President & CEO

Date: February 28, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Rich Gershen
Rich Gershen, President & CEO

Date: February 28, 2011

By (Signature and Title)	/s/ Eric Kleinschmidt
Eric Kleinschmidt, Controller and COO

Date: February 28, 2011